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Advisorshares Dorsey Wright Adr Etf [Member] | AdvisorShares Dorsey Wright ADR ETF
ADVISORSHARES DORSEY WRIGHT ADR ETF NASDAQ Ticker: AADR FUND SUMMARY
INVESTMENT OBJECTIVE
The AdvisorShares Dorsey Wright ADR ETF (the “Fund”) seeks long-term capital appreciation above international benchmarks such as the MSCI EAFE Index.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Advisorshares Dorsey Wright Adr Etf [Member] AdvisorShares Dorsey Wright ADR ETF AdvisorShares Dorsey Wright ADR ETF USD ($)
SHAREHOLDER FEES (fees paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Advisorshares Dorsey Wright Adr Etf [Member] AdvisorShares Dorsey Wright ADR ETF AdvisorShares Dorsey Wright ADR ETF
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	none
RECAPTURED FEES/EXPENSES	0.01%	[1]
OTHER EXPENSES	0.49%
TOTAL ANNUAL OPERATING EXPENSES	1.25%
FEE WAIVER/EXPENSE REIMBURSEMENT	(0.15%)	[1]
TOTAL ANNUAL OPERATING EXPENSES AFTER WAIVER/REIMBURSEMENT	1.10%
[1]	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 1.10% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement will remain in effect unless terminated and may be terminated, without payment of any penalty, (i) by AdvisorShares Trust (the “Trust”) for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees (the “Board”) may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed. The table above shows that the Advisor recaptured 0.01% during the most recent fiscal year, which is an expense of the Fund.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay when purchasing or selling shares of the Fund. If these fees were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Advisorshares Dorsey Wright Adr Etf [Member] | AdvisorShares Dorsey Wright ADR ETF | AdvisorShares Dorsey Wright ADR ETF | USD ($)	112	382	672	1,498

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve the Fund’s investment objective by selecting primarily a portfolio of U.S.-traded securities of non-U.S. organizations, most often American Depositary Receipts (“ADRs”). ADRs are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly listed company. Under normal circumstances, the Fund invests at least 80% of its total assets in ADRs and in securities that have economic characteristics similar to ADRs. The Fund invests in developed and emerging markets and may invest in securities of any market capitalization. The Fund also may invest in repurchase agreements.

The Advisor allocates the Fund’s portfolio using a disciplined and quantitative model owned and developed by Dorsey, Wright & Associates, LLC. The model takes into account sector and industry group allocations with a view toward portfolio diversification and allocates among developed and emerging markets based on global price trends.

The Fund’s investment focus follows a core philosophy of relative strength. Relative strength investing involves buying securities that have appreciated in price more than the other securities in the investment universe and holding those securities until they underperform. The strategy is entirely based on market movement of the securities and there is no company fundamental data involved in the analysis. In utilizing the model, the Advisor seeks to remove emotion from the day-to-day decision making by following a systematic process. While the Advisor generally expects to use the model when buying and selling investments, the Advisor has full investment discretion over the Fund’s portfolio.

The Fund’s strategy may involve frequent buying and selling securities, which may lead to relatively high portfolio turnover.

PRINCIPAL RISKS OF INVESTING IN THE FUND
FUND PERFORMANCE

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the MSCI EAFE Index. The MSCI EAFE Index is an unmanaged free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Calendar Year Total Returns

The Fund’s year-to-date total return as of September 30, 2024 was 14.97%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	31.10%	2Q/2020
Lowest Return	-25.27%	4Q/2018

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2023
Average Annual Total Returns - Advisorshares Dorsey Wright Adr Etf [Member] - AdvisorShares Dorsey Wright ADR ETF - AdvisorShares Dorsey Wright ADR ETF	Label	1 Year	5 Years	10 Years
Performance Measure Domain	Return Before Taxes Based on NAV	18.41%	8.19%	5.06%
After Taxes on Distributions	Return After Taxes on Distributions	18.01%	7.84%	4.80%
After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	10.88%	6.39%	3.98%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	18.24%	8.16%	4.28%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation, may differ from those shown, and are not relevant if you hold your shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases, your return after taxes may exceed your return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Advisorshares Dorsey Wright Adr Etf [Member] | AdvisorShares Dorsey Wright ADR ETF | All Risk [Member]

The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Advisorshares Dorsey Wright Adr Etf [Member] | AdvisorShares Dorsey Wright ADR ETF | American Depositary Receipt Risk [Member]

American Depositary Receipt Risk. ADRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries, changes in the exchange rates of, or exchange control regulations associated with, foreign currencies, and differing accounting, auditing, financial reporting, and legal standards and practices. In addition, investments in ADRs may be less liquid than the underlying securities in their primary trading market.

Advisorshares Dorsey Wright Adr Etf [Member] | AdvisorShares Dorsey Wright ADR ETF | Currency Risk [Member]
Currency Risk. The Fund’s direct and indirect exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.
Advisorshares Dorsey Wright Adr Etf [Member] | AdvisorShares Dorsey Wright ADR ETF | Emerging Markets Risk [Member]

Emerging Markets Risk. Emerging markets, which consist of countries or markets with low to middle income economies as classified by the World Bank and other countries or markets with similar characteristics as determined by the Advisor, can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Advisorshares Dorsey Wright Adr Etf [Member] | AdvisorShares Dorsey Wright ADR ETF | Equity Risk [Member]

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Advisorshares Dorsey Wright Adr Etf [Member] | AdvisorShares Dorsey Wright ADR ETF | E T F Market Risk [Member]

ETF Market Risk. In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to differences between the market price of the ETF’s shares and the underlying value of those shares. In addition, there are a limited number of institutions that act as authorized participants. If these institutions exit the business or are, for any reason, unable to process creation and/or redemption orders with respect to the Fund, or purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other authorized participant steps forward to create or redeem, or purchase or sell securities, as applicable, Fund shares may trade at a premium or discount to their net asset value (“NAV”) and possibly face operational issues such as trading halts and/or delisting. The absence of an active market in the Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares.

Advisorshares Dorsey Wright Adr Etf [Member] | AdvisorShares Dorsey Wright ADR ETF | Foreign Investment Risk [Member]

Foreign Investment Risk. The Fund’s investments in securities of non-U.S. issuers, including ADRs, may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting, investor protection, and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

Advisorshares Dorsey Wright Adr Etf [Member] | AdvisorShares Dorsey Wright ADR ETF | Management Risk [Member]

Management Risk. The Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.

Advisorshares Dorsey Wright Adr Etf [Member] | AdvisorShares Dorsey Wright ADR ETF | Market Risk [Member]

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, uncertainties regarding interest rates, rising inflation, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Advisorshares Dorsey Wright Adr Etf [Member] | AdvisorShares Dorsey Wright ADR ETF | Models And Data Risk [Member]

Models and Data Risk. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. In addition, the use of predictive models has inherent risk. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

Advisorshares Dorsey Wright Adr Etf [Member] | AdvisorShares Dorsey Wright ADR ETF | Portfolio Turnover Risk [Member]

Portfolio Turnover Risk. The Fund may experience relatively high portfolio turnover, which may result in increased transaction costs and performance that is lower than expected and potentially greater tax exposure.

Advisorshares Dorsey Wright Adr Etf [Member] | AdvisorShares Dorsey Wright ADR ETF | Repurchase Agreement Risk [Member]

Repurchase Agreement Risk. The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into repurchase agreements, including with respect to recovering or realizing on collateral.

Advisorshares Dorsey Wright Adr Etf [Member] | AdvisorShares Dorsey Wright ADR ETF | Trading Risk [Member]

Trading Risk. Shares of the Fund may trade above or below their NAV. The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NASDAQ Stock Market LLC (the “Exchange”), make trading in shares inadvisable.

Advisorshares Dorsey Wright Fsm Us Core Etf [Member] | AdvisorShares Dorsey Wright FSM US Core ETF
ADVISORSHARES Dorsey Wright FSM US CORE ETF NASDAQ Ticker: DWUS FUND SUMMARIES
INVESTMENT OBJECTIVE
The AdvisorShares Dorsey Wright FSM US Core ETF (the “Fund”) seeks to provide long-term capital appreciation with capital preservation as a secondary objective.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Advisorshares Dorsey Wright Fsm Us Core Etf [Member] AdvisorShares Dorsey Wright FSM US Core ETF AdvisorShares Dorsey Wright FSM US Core ETF USD ($)
SHAREHOLDER FEES (fees paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Advisorshares Dorsey Wright Fsm Us Core Etf [Member] AdvisorShares Dorsey Wright FSM US Core ETF AdvisorShares Dorsey Wright FSM US Core ETF
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	none
OTHER EXPENSES	0.17%
ACQUIRED FUND FEES AND EXPENSES	0.20%	[1]
FEE WAIVER/EXPENSE REIMBURSEMENT	(0.02%)	[2]
TOTAL ANNUAL OPERATING EXPENSES AFTER WAIVER/REIMBURSEMENT	1.14%
[1]	Total Annual Operating Expenses in this fee table may not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of exchange-traded funds and/or money market funds in which it invests.
[2]	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.99% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement will remain in effect unless terminated and may be terminated without payment of any penalty (i) by AdvisorShares Trust (the “Trust”) for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees (the “Board”) may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed. The table above shows that the Advisor recaptured 0.02% during the most recent fiscal year, which is an expense of the Fund.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay when purchasing or selling shares of the Fund. If these fees were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Advisorshares Dorsey Wright Fsm Us Core Etf [Member] | AdvisorShares Dorsey Wright FSM US Core ETF | AdvisorShares Dorsey Wright FSM US Core ETF | USD ($)	116	362	628	1,386

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 99% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed exchange-traded fund (“ETF”) that is primarily a “fund of funds.” The Advisor seeks to achieve the Fund’s investment objective by investing in ETFs that invest primarily in domestic large-capitalization equity securities. During periods in which the Advisor believes the market indicates broad equity weakness and cash strength, the Fund invests in fixed income ETFs with a short or ultra-short duration, money market funds, cash and cash equivalents (“Defensive Investments”). The Fund may invest in affiliated and unaffiliated ETFs. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. investments.

The Advisor allocates the Fund’s portfolio investments using the FSM Core Solution US Core Model, a model owned and developed by Dorsey, Wright and Associates, LLC (“DWA”). The model applies a proprietary ranking system based on certain technical indicators to a pre-determined universe of US large-cap ETFs, selected by DWA. Each ETF within the universe that ranks in a top tier is included in the model. If an ETF in the portfolio no longer ranks in a top tier at the time of rebalancing, then that ETF is removed and the position is allocated to a Defensive Investment.

The Advisor uses the model to measure the relative ranking of the Fund’s core portfolio. When the model identifies broad equity weakness and cash strength, the Advisor will sell equity positions in order to allocate some or all of the portfolio to Defensive Investments. When the Fund is invested in Defensive Investments, the Advisor will shorten the Fund’s rebalancing frequency to seek to move back into equity ETF positions once the model again identifies favorable equity market conditions. While the Advisor generally expects to use the model when buying and selling investments, the Advisor has full investment discretion over the Fund’s portfolio.

The Fund’s strategy may involve frequent buying and selling securities, which may lead to relatively high portfolio turnover. The Fund also may invest in repurchase agreements.

PRINCIPAL RISKS OF INVESTING IN THE FUND
FUND PERFORMANCE

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the S&P 500 Index, which is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Calendar Year Total Returns

The Fund’s year-to-date total return as of September 30, 2024 was 17.83%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	26.41%	2Q/2020
Lowest Return	-16.04%	2Q/2022

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2023
Average Annual Total Returns - Advisorshares Dorsey Wright Fsm Us Core Etf [Member] - AdvisorShares Dorsey Wright FSM US Core ETF - AdvisorShares Dorsey Wright FSM US Core ETF	Label	1 Year	Since Inception	Inception Date
Performance Measure Domain	Return Before Taxes Based on NAV	20.35%	12.78%	Dec. 26, 2019
After Taxes on Distributions	Return After Taxes on Distributions	20.21%	12.65%	Dec. 26, 2019
After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	12.05%	10.10%	Dec. 26, 2019
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.29%	12.06%	Dec. 26, 2019

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation, may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, your return after taxes may exceed your return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Advisorshares Dorsey Wright Fsm Us Core Etf [Member] | AdvisorShares Dorsey Wright FSM US Core ETF | All Risk [Member]

The Fund is subject to a number of risks, described below, that may affect the value of its shares including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Advisorshares Dorsey Wright Fsm Us Core Etf [Member] | AdvisorShares Dorsey Wright FSM US Core ETF | Equity Risk [Member]

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Advisorshares Dorsey Wright Fsm Us Core Etf [Member] | AdvisorShares Dorsey Wright FSM US Core ETF | E T F Market Risk [Member]

ETF Market Risk. In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to differences between the market price of the ETF’s shares and the underlying value of those shares. In addition, there are a limited number of institutions that act as authorized participants. If these institutions exit the business or are, for any reason, unable to process creation and/or redemption orders with respect to the Fund, or purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other authorized participant steps forward to create or redeem, or purchase or sell securities, as applicable, Fund shares may trade at a premium or discount to their net asset value (“NAV”) and possibly face operational issues such as trading halts and/or delisting. The absence of an active market in the Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares.

Advisorshares Dorsey Wright Fsm Us Core Etf [Member] | AdvisorShares Dorsey Wright FSM US Core ETF | Management Risk [Member]

Management Risk. The Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.

Advisorshares Dorsey Wright Fsm Us Core Etf [Member] | AdvisorShares Dorsey Wright FSM US Core ETF | Market Risk [Member]

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, uncertainties regarding interest rates, rising inflation, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Advisorshares Dorsey Wright Fsm Us Core Etf [Member] | AdvisorShares Dorsey Wright FSM US Core ETF | Portfolio Turnover Risk [Member]
Portfolio Turnover Risk. The Fund may experience relatively high portfolio turnover, which may result in increased transaction costs and Fund performance that is lower than expected.
Advisorshares Dorsey Wright Fsm Us Core Etf [Member] | AdvisorShares Dorsey Wright FSM US Core ETF | Repurchase Agreement Risk [Member]

Repurchase Agreement Risk. The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into repurchase agreements, including with respect to recovering or realizing on collateral.

Advisorshares Dorsey Wright Fsm Us Core Etf [Member] | AdvisorShares Dorsey Wright FSM US Core ETF | Trading Risk [Member]

Trading Risk. Shares of the Fund may trade above or below their NAV. The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NASDAQ Stock Market LLC (the “Exchange”), make trading in shares inadvisable.

Advisorshares Dorsey Wright Fsm Us Core Etf [Member] | AdvisorShares Dorsey Wright FSM US Core ETF | Allocation Risk [Member]

Allocation Risk. The Fund’s particular allocations may have a significant effect on the Fund’s performance. Allocation risk is the risk that the selection of other ETFs for the Fund’s portfolio and the allocation of the Fund’s assets among such other ETFs will cause the Fund to underperform other funds with a similar investment objective that do not allocate their assets in the same manner or the market as a whole.

Advisorshares Dorsey Wright Fsm Us Core Etf [Member] | AdvisorShares Dorsey Wright FSM US Core ETF | Underlying E T F Risk [Member]

Underlying ETF Risk. Through its investments in other ETFs, the Fund is subject to the risks associated with such other ETFs’ investments or reference assets/benchmark components, including the possibility that the value of the securities or instruments held by or linked to an ETF could decrease. These risks include any combination of the risks described below, as well as certain of the other risks described in this section. The Fund’s exposure to a particular risk will be proportionate to the Fund’s overall allocation to the ETFs and the ETFs’ asset allocation.

●	Concentration Risk. An ETF may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is over-weighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not over-weighted in an industry, group of industries, or sector.

●	Credit Risk. Certain of the ETFs are subject to the risk that a decline in the credit quality of a portfolio investment or reference asset could cause the ETF’s share price to fall. The ETFs could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations.

●	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

●	Fixed Income Securities Risk. An ETF’s investments in, or exposure to, fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the ETF to hold securities paying lower- than-market rates of interest, which could hurt the Fund’s yield or share price.

●	High-Yield Risk. An ETF may invest in, or be exposed to, high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”). High-yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high-yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments.

●	Income Risk. An ETF may derive dividend and interest income from certain of its investments. This income can vary widely over time. If prevailing market interest rates drop, distribution rates of an ETF’s income producing investments may decline which then may adversely affect the Fund’s value.

●	Interest Rate Risk. An ETF’s investments in or exposure to fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an ETF’s yield will change over time. During periods when interest rates are low, an ETF’s yield (and total return) also may be low. To the extent that the investment adviser or issuer of an ETF anticipates interest rate trends imprecisely, the ETF could miss yield opportunities or its share price could fall.

●	Large-Capitalization Risk. The large-cap segment of the market may underperform other segments of the equity market or the equity market as a whole. The underperformance of large-cap securities may cause the ETF’s performance to be less than expected.

Advisorshares Dorsey Wright Fsm All Cap World Etf [Member] | AdvisorShares Dorsey Wright FSM All Cap World ETF
ADVISORSHARES Dorsey Wright FSM ALL CAP WORLD ETF NASDAQ Ticker: DWAW
INVESTMENT OBJECTIVE
The AdvisorShares Dorsey Wright FSM All Cap World ETF (the “Fund”) seeks to provide long-term capital appreciation with capital preservation as a secondary objective.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Advisorshares Dorsey Wright Fsm All Cap World Etf [Member] AdvisorShares Dorsey Wright FSM All Cap World ETF AdvisorShares Dorsey Wright FSM All Cap World ETF USD ($)
SHAREHOLDER FEES (fees paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Advisorshares Dorsey Wright Fsm All Cap World Etf [Member] AdvisorShares Dorsey Wright FSM All Cap World ETF AdvisorShares Dorsey Wright FSM All Cap World ETF
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	none
RECAPTURED FEES/EXPENSES	0.03%	[1]
OTHER EXPENSES	0.22%
ACQUIRED FUND FEES AND EXPENSES	0.30%	[2]
TOTAL ANNUAL OPERATING EXPENSES	1.30%
FEE WAIVER/EXPENSE REIMBURSEMENT	(0.02%)	[1]
TOTAL ANNUAL OPERATING EXPENSES AFTER WAIVER/REIMBURSEMENT	1.28%
[1]	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.99% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement will remain in effect unless terminated and may be terminated without payment of any penalty (i) by AdvisorShares Trust (the “Trust”) for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees (the “Board”) may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed. The table above shows that the Advisor recaptured 0.03% during the most recent fiscal year, which is an expense of the Fund.
[2]	Total Annual Operating Expenses and Total Annual Operating Expenses After Waiver/Reimbursement in this fee table may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of exchange-traded funds and/or money market funds in which it invests.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay when purchasing or selling shares of the Fund. If these fees were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Advisorshares Dorsey Wright Fsm All Cap World Etf [Member] | AdvisorShares Dorsey Wright FSM All Cap World ETF | AdvisorShares Dorsey Wright FSM All Cap World ETF | USD ($)	130	410	711	1,566

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 154% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed exchange-traded fund (“ETF”) that is primarily a “fund of funds.” The Advisor seeks to achieve the Fund’s investment objective by investing in ETFs that invest primarily in domestic and foreign equity securities of any capitalization, including in emerging markets. During periods in which the Advisor believes the market indicates broad equity weakness and cash strength, the Fund invests in fixed income ETFs with a short or ultra-short duration, money market funds, cash and cash equivalents (“Defensive Investments”). The Fund may invest in affiliated and unaffiliated ETFs.

The Advisor allocates the Fund’s portfolio investments using the FSM Core Solution All Cap World Core Model, a model owned and developed by Dorsey, Wright and Associates, LLC (“DWA”). The model applies a proprietary ranking system based on certain technical indicators to a pre-determined universe of domestic and foreign equity ETFs, selected by DWA. Each ETF within the universe that ranks in a top tier is identified for inclusion in the model. If an ETF no longer ranks in a top tier at the time of rebalancing, then that ETF is removed and the position is allocated to a Defensive Investment.

The Advisor uses the model to measure the relative ranking of the Fund’s core portfolio. When the model identifies broad equity weakness and cash strength, the Advisor will sell equity positions in order to allocate some or all of the portfolio to Defensive Investments. When the Fund is invested in Defensive Investments, the Advisor will shorten the Fund’s rebalancing frequency to seek to move back into equity ETF positions once the model again identifies favorable equity market conditions. While the Advisor generally expects to use the model when buying and selling investments, the Advisor has full investment discretion over the Fund’s portfolio.

The Fund’s strategy may involve frequent buying and selling securities, which may lead to relatively high portfolio turnover. The Fund also may invest in repurchase agreements.

PRINCIPAL RISKS OF INVESTING IN THE FUND
FUND PERFORMANCE

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the MSCI All Country World Index (Net), which is an unmanaged free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Calendar Year Total Returns

The Fund’s year-to-date total return as of September 30, 2024 was 15.73%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	27.97%	2Q/2020
Lowest Return	-12.21%	1Q/2020

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2023
Average Annual Total Returns - Advisorshares Dorsey Wright Fsm All Cap World Etf [Member] - AdvisorShares Dorsey Wright FSM All Cap World ETF - AdvisorShares Dorsey Wright FSM All Cap World ETF	Label	1 Year	Since Inception	Inception Date
Performance Measure Domain	Return Before Taxes Based on NAV	11.05%	8.78%	Dec. 26, 2019
After Taxes on Distributions	Return After Taxes on Distributions	10.29%	8.40%	Dec. 26, 2019
After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	6.54%	6.74%	Dec. 26, 2019
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	22.20%	8.35%	Dec. 26, 2019

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation, may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, your return after taxes may exceed your return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Advisorshares Dorsey Wright Fsm All Cap World Etf [Member] | AdvisorShares Dorsey Wright FSM All Cap World ETF | All Risk [Member]

The Fund is subject to a number of risks, described below, that may affect the value of its shares including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Advisorshares Dorsey Wright Fsm All Cap World Etf [Member] | AdvisorShares Dorsey Wright FSM All Cap World ETF | Equity Risk [Member]

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Advisorshares Dorsey Wright Fsm All Cap World Etf [Member] | AdvisorShares Dorsey Wright FSM All Cap World ETF | E T F Market Risk [Member]

ETF Market Risk. In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to differences between the market price of the ETF’s shares and the underlying value of those shares. In addition, there are a limited number of institutions that act as authorized participants. If these institutions exit the business or are, for any reason, unable to process creation and/or redemption orders with respect to the Fund, or purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other authorized participant steps forward to create or redeem, or purchase or sell securities, as applicable, Fund shares may trade at a premium or discount to their net asset value (“NAV”) and possibly face operational issues such as trading halts and/or delisting. The absence of an active market in the Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares.

Advisorshares Dorsey Wright Fsm All Cap World Etf [Member] | AdvisorShares Dorsey Wright FSM All Cap World ETF | Foreign Investment Risk [Member]

Foreign Investment Risk. The Fund’s investments in securities of non-U.S. issuers, including ADRs, may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting, investor protection and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. These risks may be heightened for emerging market investments.

Advisorshares Dorsey Wright Fsm All Cap World Etf [Member] | AdvisorShares Dorsey Wright FSM All Cap World ETF | Management Risk [Member]

Management Risk. The Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.

Advisorshares Dorsey Wright Fsm All Cap World Etf [Member] | AdvisorShares Dorsey Wright FSM All Cap World ETF | Market Risk [Member]

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, uncertainties regarding interest rates, rising inflation, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Advisorshares Dorsey Wright Fsm All Cap World Etf [Member] | AdvisorShares Dorsey Wright FSM All Cap World ETF | Portfolio Turnover Risk [Member]
Portfolio Turnover Risk. The Fund may experience relatively high portfolio turnover, which may result in increased transaction costs and Fund performance that is lower than expected.
Advisorshares Dorsey Wright Fsm All Cap World Etf [Member] | AdvisorShares Dorsey Wright FSM All Cap World ETF | Repurchase Agreement Risk [Member]

Repurchase Agreement Risk. The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into repurchase agreements, including with respect to recovering or realizing on collateral.

Advisorshares Dorsey Wright Fsm All Cap World Etf [Member] | AdvisorShares Dorsey Wright FSM All Cap World ETF | Trading Risk [Member]

Trading Risk. Shares of the Fund may trade above or below their NAV. The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NASDAQ Stock Market LLC (the “Exchange”), make trading in shares inadvisable.

Advisorshares Dorsey Wright Fsm All Cap World Etf [Member] | AdvisorShares Dorsey Wright FSM All Cap World ETF | Allocation Risk [Member]

Allocation Risk. The Fund’s particular allocations may have a significant effect on the Fund’s performance. Allocation risk is the risk that the selection of other ETFs for the Fund’s portfolio and the allocation of the Fund’s assets among such other ETFs will cause the Fund to underperform other funds with a similar investment objective that do not allocate their assets in the same manner or the market as a whole.

Advisorshares Dorsey Wright Fsm All Cap World Etf [Member] | AdvisorShares Dorsey Wright FSM All Cap World ETF | Underlying E T F Risk [Member]

Underlying ETF Risk. Through its investments in other ETFs, the Fund is subject to the risks associated with such other ETFs’ investments or reference assets/benchmark components, including the possibility that the value of the securities or instruments held by or linked to an ETF could decrease. These risks include any combination of the risks described below, as well as certain of the other risks described in this section. The Fund’s exposure to a particular risk will be proportionate to the Fund’s overall allocation to the ETFs and the ETFs’ asset allocation.

●	Concentration Risk. An ETF may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is over-weighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not over-weighted in an industry, group of industries, or sector.

●	Credit Risk. Certain of the ETFs are subject to the risk that a decline in the credit quality of a portfolio investment or reference asset could cause the ETF’s share price to fall. The ETFs could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations.

●	Currency Risk. An ETF’s direct and indirect exposure to foreign currencies subjects it to the risk that those currencies will decline in value relative to the U.S. dollar.

●	Emerging Markets Risk. Emerging markets, which consist of countries or markets with low to middle income economies as classified by the World Bank and other countries or markets with similar characteristics as determined by the Advisor, can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

●	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

●	Fixed Income Securities Risk. An ETF’s investments in, or exposure to, fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the ETF to hold securities paying lower-than-market rates of interest, which could hurt the Fund’s yield or share price.

●	Foreign Securities Risk. An ETF’s investments in, or exposure to, foreign issuers involve certain risks including, but not limited to, risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

●	High-Yield Risk. An ETF may invest in, or be exposed to, high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”). High-yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high-yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments.

●	Income Risk. An ETF may derive dividend and interest income from certain of its investments. This income can vary widely over time. If prevailing market interest rates drop, distribution rates of an ETF’s income producing investments may decline which then may adversely affect the Fund’s value.

●	Interest Rate Risk. An ETF’s investments in or exposure to fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an ETF’s yield will change over time. During periods when interest rates are low, an ETF’s yield (and total return) also may be low. To the extent that the investment adviser or issuer of an ETF anticipates interest rate trends imprecisely, the ETF could miss yield opportunities or its share price could fall.

Advisorshares Dorsey Wright Short Etf [Member] | AdvisorShares Dorsey Wright Short ETF
ADVISORSHARES DORSEY WRIGHT SHORT ETF NASDAQ Ticker: DWSH FUND SUMMARY
INVESTMENT OBJECTIVE
The AdvisorShares Dorsey Wright Short ETF (the “Fund”) seeks capital appreciation through short selling securities.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Advisorshares Dorsey Wright Short Etf [Member] AdvisorShares Dorsey Wright Short ETF AdvisorShares Dorsey Wright Short ETF USD ($)
SHAREHOLDER FEES (fees paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Advisorshares Dorsey Wright Short Etf [Member] AdvisorShares Dorsey Wright Short ETF AdvisorShares Dorsey Wright Short ETF
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	none
Component1 Other Expenses	2.52%
Component2 Other Expenses	0.57%
RECAPTURED FEES/EXPENSES	0.05%	[1]
OTHER EXPENSES	3.09%
ACQUIRED FUND FEES AND EXPENSES	0.23%	[2]
TOTAL ANNUAL OPERATING EXPENSES	4.12%
FEE WAIVER/EXPENSE REIMBURSEMENT	(0.12%)	[1]
TOTAL ANNUAL OPERATING EXPENSES AFTER WAIVER/REIMBURSEMENT	4.00%
[1]	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 1.25% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement will remain in effect unless terminated and may be terminated without payment of any penalty (i) by AdvisorShares Trust (the “Trust”) for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees (the “Board”)may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed. The table above shows that the Advisor recaptured 0.05% during the most recent fiscal year, which is an expense of the Fund.
[2]	Total Annual Operating Expenses and Total Annual Operating Expenses After Waiver/Reimbursement in this fee table may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of any money market fund and/or affiliated ETF in which it invested.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay when purchasing or selling shares of the Fund. If these fees were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Advisorshares Dorsey Wright Short Etf [Member] | AdvisorShares Dorsey Wright Short ETF | AdvisorShares Dorsey Wright Short ETF | USD ($)	402	1,242	2,096	4,299

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 253% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by obtaining short exposure to investment returns of the broad U.S. large-capitalization equity market through short sales of U.S.-traded equity securities and ETFs. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investments that create or result in short exposure to U.S. equity securities.

The Advisor allocates the Fund’s portfolio using a disciplined and quantitative model owned and developed by Dorsey, Wright & Associates, LLC. The model seeks to identify securities with the highest relative weakness within the universe of investable securities, which is primarily comprised of large-capitalization U.S.-traded equity securities and ETFs. The model seeks to identify market periods, typically after severe market corrections, where the securities with the most relative weakness may subsequently outperform the broader market. The Fund then engages in short sales to seek to outperform the broader equity market.

The Fund’s investment focus applies a shorting strategy to a core philosophy of relative strength. Relative strength investing involves buying securities that have appreciated in price more than the other securities in the investment universe and holding those securities until they underperform. The strategy is entirely based on market movement of the securities and there is no company fundamental data involved in the analysis. In implementing the strategy, stock selection is strictly based on identifying opportunities to provide short exposure to the lowest ranked securities as measured by the relative strength investment process. In utilizing the model, the Advisor seeks to remove emotion from the day-to-day decision making by following a systematic process. While the Advisor generally expects to use the model when buying and selling investments, the Advisor has full investment discretion over the Fund’s portfolio.

On a day-to-day basis, for investment purposes and to cover its short positions, the Fund may hold U.S. government securities, short-term high quality fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and cash equivalents with maturities of one year or less, and ETFs that invest in these types of instruments.

The Fund’s strategy may frequently involve buying and selling securities, which may lead to relatively high portfolio turnover.

PRINCIPAL RISKS OF INVESTING IN THE FUND
FUND PERFORMANCE

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the S&P 500 Index, which is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Calendar Year Total Returns

The Fund’s year-to-date total return as of September 30, 2024 was 1.54%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	53.79%	1Q/2020
Lowest Return	-44.78%	2Q/2020

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2023
Average Annual Total Returns - Advisorshares Dorsey Wright Short Etf [Member] - AdvisorShares Dorsey Wright Short ETF - AdvisorShares Dorsey Wright Short ETF	Label	1 Year	5 Years	Since Inception	Inception Date
Performance Measure Domain	Return Before Taxes Based on NAV	(22.10%)	(23.94%)	(19.21%)	Jul. 10, 2018
After Taxes on Distributions	Return After Taxes on Distributions	(25.08%)	(24.54%)	(19.80%)	Jul. 10, 2018
After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(13.09%)	(15.61%)	(12.87%)	Jul. 10, 2018
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.25%	Jul. 10, 2018

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation, may differ from those shown, and are not relevant if you hold your shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases, your return after taxes may exceed your return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Advisorshares Dorsey Wright Short Etf [Member] | AdvisorShares Dorsey Wright Short ETF | All Risk [Member]

The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Advisorshares Dorsey Wright Short Etf [Member] | AdvisorShares Dorsey Wright Short ETF | Equity Risk [Member]

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Advisorshares Dorsey Wright Short Etf [Member] | AdvisorShares Dorsey Wright Short ETF | E T F Market Risk [Member]

ETF Market Risk. In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to differences between the market price of the ETF’s shares and the underlying value of those shares. In addition, there are a limited number of institutions that act as authorized participants. If these institutions exit the business or are, for any reason, unable to process creation and/or redemption orders with respect to the Fund, or purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other authorized participant steps forward to create or redeem, or purchase or sell securities, as applicable, Fund shares may trade at a premium or discount to their net asset value (“NAV”) and possibly face operational issues such as trading halts and/or delisting. The absence of an active market in the Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares.

Advisorshares Dorsey Wright Short Etf [Member] | AdvisorShares Dorsey Wright Short ETF | Management Risk [Member]

Management Risk. The Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

Advisorshares Dorsey Wright Short Etf [Member] | AdvisorShares Dorsey Wright Short ETF | Market Risk [Member]

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, uncertainties regarding interest rates, rising inflation, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Advisorshares Dorsey Wright Short Etf [Member] | AdvisorShares Dorsey Wright Short ETF | Models And Data Risk [Member]

Models and Data Risk. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. In addition, the use of predictive models has inherent risk. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

Advisorshares Dorsey Wright Short Etf [Member] | AdvisorShares Dorsey Wright Short ETF | Portfolio Turnover Risk [Member]
Portfolio Turnover Risk. The Fund may experience relatively high portfolio turnover, which may result in increased transaction costs and Fund performance that is lower than expected.
Advisorshares Dorsey Wright Short Etf [Member] | AdvisorShares Dorsey Wright Short ETF | Trading Risk [Member]

Trading Risk. Shares of the Fund may trade above or below their NAV. The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NASDAQ Stock Market LLC (the “Exchange”), make trading in shares inadvisable.

Advisorshares Dorsey Wright Short Etf [Member] | AdvisorShares Dorsey Wright Short ETF | E T F Investment Risk [Member]

ETF Investment Risk. Through its investments in other ETFs, the Fund is subject to the risks associated with such other ETFs’ investments, including the possibility that the value of the securities held by an ETF could decrease. These risks include any combination of the risks described in this section.

Advisorshares Dorsey Wright Short Etf [Member] | AdvisorShares Dorsey Wright Short ETF | Large Capitalization Risk [Member]

Large-Capitalization Risk. Large-cap securities tend to go in and out of favor based on market and economic conditions. Additionally, larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies.

Advisorshares Dorsey Wright Short Etf [Member] | AdvisorShares Dorsey Wright Short ETF | Short Sales Risk [Member]

Short Sales Risk. Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. Because a short position loses value as the security’s price increases, the loss on a short sale is theoretically unlimited. Short sales involve leverage because the Fund borrows securities and then sells them, effectively leveraging its assets. The use of leverage may magnify gains or losses for the Fund.

Advisor Shares Focused Equity Etf [Member] | AdvisorShares Focused Equity ETF
ADVISORSHARES FOCUSED EQUITY ETF NYSE Arca Ticker: CWS FUND SUMMARY
INVESTMENT OBJECTIVE
The AdvisorShares Focused Equity ETF (the “Fund”) seeks long-term capital appreciation.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Advisor Shares Focused Equity Etf [Member] AdvisorShares Focused Equity ETF AdvisorShares Focused Equity ETF USD ($)
SHAREHOLDER FEES (fees paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Advisor Shares Focused Equity Etf [Member] AdvisorShares Focused Equity ETF AdvisorShares Focused Equity ETF
MANAGEMENT FEES	0.72%	[1]
DISTRIBUTION (12b-1) FEES	none
OTHER EXPENSES	0.20%
TOTAL ANNUAL OPERATING EXPENSES	0.92%
FEE WAIVER/EXPENSE REIMBURSEMENT	(0.20%)	[2]
TOTAL ANNUAL OPERATING EXPENSES AFTER WAIVER/REIMBURSEMENT	0.72%
[1]	The base management fee is 0.75%, which may adjust up or down by up to 0.10% based on the Fund’s performance relative to the S&P 500 Index; therefore, the management fee can range from 0.65% to 0.85%.
[2]	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding a percentage of the Fund’s average daily net assets equal to the annual rate of the management fee, which can range from 0.65% to 0.85% due to a performance-based adjustment, for at least one year from the date of this Prospectus. The expense limitation agreement will remain in effect unless terminated and may be terminated, without payment of any penalty, (i) by AdvisorShares Trust (the “Trust”) for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees (the “Board”) may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay when purchasing or selling shares of the Fund. If these fees were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Advisor Shares Focused Equity Etf [Member] | AdvisorShares Focused Equity ETF | AdvisorShares Focused Equity ETF | USD ($)	74	273	490	1,113

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in a focused group of U.S. exchange listed equity securities, including common and preferred stock and American Depositary Receipts (“ADRs”). ADRs are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly listed company. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The investment strategy is expected to result in low turnover with an expected average holding period of at least one year. The investment strategy typically identifies large- and mid-capitalization stocks, although the Fund also may invest in certain small-capitalization or micro-capitalization stocks to a lesser extent and at certain times.

The Advisor allocates the Fund’s portfolio investments using a model owned and developed by Edward J. Elfenbein, which uses a variety of methods for security selection and focuses on firms that are fundamentally sound and have shown consistency in their financial results and high earnings quality. The model looks for stocks with a strong history of sales and earnings growth or companies that have steadily increased their earnings and dividends for several years. Often, these companies have strong operating histories with dominant position in their respective markets and proven management teams. In addition, the Advisor may invest the Fund’s assets in lesser-known companies that the Advisor believes have a unique opportunity for growth. At times, the Advisor may aim to buy certain out-of-favor stocks believed to be at prices below their intrinsic value, as measured by the model. Typically, on an annual basis, the Advisor will remove only a small number of the securities in the portfolio and replace them with the same number of new securities that better fit the Advisor’s security selection criteria. While the Advisor generally expects to use the model when buying and selling investments, the Advisor has full investment discretion over the Fund’s portfolio.

PRINCIPAL RISKS OF INVESTING IN THE FUND
FUND PERFORMANCE

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the S&P 500 Index, which is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Calendar Year Total Returns

The Fund’s year-to-date total return as of September 30, 2024 was 16.18%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	16.56%	2Q/2020
Lowest Return	-17.85%	1Q/2020

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2023
Average Annual Total Returns - Advisor Shares Focused Equity Etf [Member] - AdvisorShares Focused Equity ETF - AdvisorShares Focused Equity ETF	Label	1 Year	5 Years	Since Inception	Inception Date
Performance Measure Domain	Return Before Taxes Based on NAV	25.27%	15.95%	13.26%	Sep. 20, 2016
After Taxes on Distributions	Return After Taxes on Distributions	25.14%	15.84%	13.07%	Sep. 20, 2016
After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	14.96%	12.87%	10.82%	Sep. 20, 2016
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.29%	15.69%	13.66%	Sep. 20, 2016

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation, may differ from those shown, and are not relevant if you hold your shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases, your return after taxes may exceed your return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Advisor Shares Focused Equity Etf [Member] | AdvisorShares Focused Equity ETF | All Risk [Member]

The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Advisor Shares Focused Equity Etf [Member] | AdvisorShares Focused Equity ETF | American Depositary Receipt Risk [Member]

American Depositary Receipt Risk. ADRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries, changes in the exchange rates of, or exchange control regulations associated with, foreign currencies, and differing accounting, auditing, financial reporting, and legal standards and practices. In addition, investments in ADRs may be less liquid than the underlying securities in their primary trading market.

Advisor Shares Focused Equity Etf [Member] | AdvisorShares Focused Equity ETF | Equity Risk [Member]

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Advisor Shares Focused Equity Etf [Member] | AdvisorShares Focused Equity ETF | E T F Market Risk [Member]

ETF Market Risk. In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to differences between the market price of the ETF’s shares and the underlying value of those shares. In addition, there are a limited number of institutions that act as authorized participants. If these institutions exit the business or are, for any reason, unable to process creation and/or redemption orders with respect to the Fund, or purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other authorized participant steps forward to create or redeem, or purchase or sell securities, as applicable, Fund shares may trade at a premium or discount to their net asset value (“NAV”) and possibly face operational issues such as trading halts and/or delisting. The absence of an active market in the Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares.

Advisor Shares Focused Equity Etf [Member] | AdvisorShares Focused Equity ETF | Management Risk [Member]

Management Risk. The Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.

Advisor Shares Focused Equity Etf [Member] | AdvisorShares Focused Equity ETF | Market Risk [Member]

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, uncertainties regarding interest rates, rising inflation, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Advisor Shares Focused Equity Etf [Member] | AdvisorShares Focused Equity ETF | Models And Data Risk [Member]

Models and Data Risk. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. In addition, the use of predictive models has inherent risk. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

Advisor Shares Focused Equity Etf [Member] | AdvisorShares Focused Equity ETF | Trading Risk [Member]

Trading Risk. Shares of the Fund may trade above or below their NAV. The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NYSE Arca, Inc. (the “Exchange”), make trading in shares inadvisable.

Advisor Shares Focused Equity Etf [Member] | AdvisorShares Focused Equity ETF | Large Capitalization Risk [Member]

Large-Capitalization Risk. Large-cap securities tend to go in and out of favor based on market and economic conditions. Additionally, larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies.

Advisor Shares Focused Equity Etf [Member] | AdvisorShares Focused Equity ETF | Mid Capitalization Risk [Member]

Mid-Capitalization Risk. Mid-cap companies may be more volatile and more likely than large-cap companies to have limited product lines, markets, or financial resources, and to depend on a few key employees. Returns on investments in stocks of mid-cap companies could trail the returns on investments in stocks of large-cap companies or the equity market as a whole.

Advisor Shares Focused Equity Etf [Member] | AdvisorShares Focused Equity ETF | Small And Micro Capitalization Risk [Member]

Small- and Micro-Capitalization Risk. Security prices of small-cap companies may be more volatile than those of larger companies and, therefore, the Fund’s share price may be more volatile than it would be if it did not invest in small-cap companies. These risks are even greater for micro-cap companies.

Advisor Shares Gerber Kawasaki Etf [Member] | AdvisorShares Gerber Kawasaki ETF
ADVISORSHARES GERBER KAWASAKI ETF NYSE Arca Ticker: GK FUND SUMMARY
INVESTMENT OBJECTIVE
The AdvisorShares Gerber Kawasaki ETF (the “Fund”) seeks long-term capital appreciation.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Advisor Shares Gerber Kawasaki Etf [Member] AdvisorShares Gerber Kawasaki ETF AdvisorShares Gerber Kawasaki ETF USD ($)
SHAREHOLDER FEES (fees paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Advisor Shares Gerber Kawasaki Etf [Member] AdvisorShares Gerber Kawasaki ETF AdvisorShares Gerber Kawasaki ETF
MANAGEMENT FEES	0.75%
DISTRIBUTION (12b-1) FEES	none
OTHER EXPENSES	0.87%
TOTAL ANNUAL OPERATING EXPENSES	1.62%
FEE WAIVER/EXPENSE REIMBURSEMENT	(0.87%)	[1]
TOTAL ANNUAL OPERATING EXPENSES AFTER WAIVER/REIMBURSEMENT	0.75%
[1]	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.75% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement will remain in effect unless terminated and may be terminated, without payment of any penalty, (i) by AdvisorShares Trust (the “Trust”) for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees (the “Board”) may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay when purchasing or selling shares of the Fund. If these fees were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Advisor Shares Gerber Kawasaki Etf [Member] | AdvisorShares Gerber Kawasaki ETF | AdvisorShares Gerber Kawasaki ETF | USD ($)	77	426	799	1,849

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a focused portfolio of growth stocks. The Fund primarily invests in U.S. exchange traded equity securities, including common and preferred stock and American Depositary Receipts (“ADRs”). ADRs are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly listed company.

The Fund allocates its portfolio investments based on Gerber Kawasaki Inc.’s (the “Sub-Advisor”) proprietary research methods, which seek to identify top companies within the fastest growing current or future global macroeconomic trends (i.e., the economic trends that affect the performance, structure, and behavior of the economy as a whole). This multi-thematic approach allows for investment diversification but also capitalizes on various newly evolving, or “disruptive,” investment themes. Stock selection is determined using the Sub-Advisor’s three-part analysis system that rates a company’s fundamentals,technical indicators (i.e., chart-based calculations created from historic price, volume, or open interest information that aims to forecast future stock price movements), and the results of the Sub-Advisor’s qualitative analysis of the company. The Sub-Advisor’s qualitative analysis includes review of a company’s products and management as well as its fit among macro trends. The Sub-Advisor seeks to identify the best opportunities within identified macro themes that give investors the best opportunity for growth of capital. Companies that no longer satisfy the Fund’s investment criteria developed under the Sub-Advisor’s analysis system may be removed from the portfolio at any time.

The Fund may invest in companies of any capitalization but typically invests in companies with capitalizations of $1 billion or more. To a lesser extent, the Fund may invest in ETFs, exchange-traded notes (“ETNs”) and other exchange-traded products (collectively with ETFs and ETNs, “ETPs”) to seek to obtain exposure to industries or sectors the Sub-Advisor believes to be top thematic macro opportunities. The Fund’s portfolio is generally comprised of less than 50 stocks or ETPs.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund. While investing in a particular market sector is not a strategy of the Fund, its portfolio may be significantly invested in one or more sectors as a result of the security selection decisions made pursuant to its strategy. As of June 30, 2024, a significant portion of the Fund’s portfolio was comprised of companies in the information technology sector, although this may change from time to time.

PRINCIPAL RISKS OF INVESTING IN THE FUND
FUND PERFORMANCE

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the S&P 500 Index, which is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Calendar Year Total Returns

The Fund’s year-to-date total return as of September 30, 2024 was 18.50%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	14.10%	1Q/2023
Lowest Return	-28.51%	2Q/2022

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2023
Average Annual Total Returns - Advisor Shares Gerber Kawasaki Etf [Member] - AdvisorShares Gerber Kawasaki ETF - AdvisorShares Gerber Kawasaki ETF	Label	1 Year	Since Inception	Inception Date
Performance Measure Domain	Return Before Taxes Based on NAV	21.38%	(11.60%)	Jul. 01, 2021
After Taxes on Distributions	Return After Taxes on Distributions	21.31%	(11.76%)	Jul. 01, 2021
After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	12.66%	(8.68%)	Jul. 01, 2021
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.29%	5.92%	Jul. 01, 2021

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation, may differ from those shown, and are not relevant if you hold your shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases, your return after taxes may exceed your return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Advisor Shares Gerber Kawasaki Etf [Member] | AdvisorShares Gerber Kawasaki ETF | All Risk [Member]

The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Advisor Shares Gerber Kawasaki Etf [Member] | AdvisorShares Gerber Kawasaki ETF | American Depositary Receipt Risk [Member]

American Depositary Receipt Risk. ADRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries, changes in the exchange rates of, or exchange control regulations associated with, foreign currencies, and differing accounting, auditing, financial reporting, and legal standards and practices. In addition, investments in ADRs may be less liquid than the underlying securities in their primary trading market.

Advisor Shares Gerber Kawasaki Etf [Member] | AdvisorShares Gerber Kawasaki ETF | Currency Risk [Member]
Currency Risk. The Fund’s direct and indirect exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.
Advisor Shares Gerber Kawasaki Etf [Member] | AdvisorShares Gerber Kawasaki ETF | Equity Risk [Member]

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Advisor Shares Gerber Kawasaki Etf [Member] | AdvisorShares Gerber Kawasaki ETF | E T F Market Risk [Member]

ETF Market Risk. In stressed market conditions, the market for ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to differences between the market price of the ETF’s shares and the underlying value of those shares. In addition, there are a limited number of institutions that act as authorized participants. If these institutions exit the business or are, for any reason, unable to process creation and/or redemption orders with respect to the Fund, or purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other authorized participant steps forward to create or redeem, or purchase or sell securities, as applicable, Fund shares may trade at a premium or discount to NAV and possibly face operational issues such as trading halts and/or delisting. The absence of an active market in the Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares.

Advisor Shares Gerber Kawasaki Etf [Member] | AdvisorShares Gerber Kawasaki ETF | Foreign Investment Risk [Member]

Foreign Investment Risk. The Fund’s investments in securities of non-U.S. issuers, including ADRs, may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting, investor protection, and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

Advisor Shares Gerber Kawasaki Etf [Member] | AdvisorShares Gerber Kawasaki ETF | Management Risk [Member]

Management Risk. The Sub-Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Sub-Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.

Advisor Shares Gerber Kawasaki Etf [Member] | AdvisorShares Gerber Kawasaki ETF | Market Risk [Member]

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, uncertainties regarding interest rates, rising inflation, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Advisor Shares Gerber Kawasaki Etf [Member] | AdvisorShares Gerber Kawasaki ETF | Models And Data Risk [Member]

Models and Data Risk. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. In addition, the use of predictive models has inherent risk. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

Advisor Shares Gerber Kawasaki Etf [Member] | AdvisorShares Gerber Kawasaki ETF | Trading Risk [Member]

Trading Risk. Shares of the Fund may trade above or below their net asset value (“NAV”). The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NYSE Arca, Inc. (the “Exchange”), make trading in shares inadvisable.

Advisor Shares Gerber Kawasaki Etf [Member] | AdvisorShares Gerber Kawasaki ETF | E T F Investment Risk [Member]

ETF Investment Risk. Through its investments in other ETFs, the Fund is subject to the risks associated with the ETFs’ investments, including the possibility that the value of the securities held by an ETF could decrease. These risks include any combination of the risks described in this section.

Advisor Shares Gerber Kawasaki Etf [Member] | AdvisorShares Gerber Kawasaki ETF | Large Capitalization Risk [Member]

Large-Capitalization Risk. Large-cap securities tend to go in and out of favor based on market and economic conditions. Additionally, larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies.

Advisor Shares Gerber Kawasaki Etf [Member] | AdvisorShares Gerber Kawasaki ETF | Mid Capitalization Risk [Member]

Mid-Capitalization Risk. Mid-cap companies may be more volatile and more likely than large-cap companies to have limited product lines, markets, or financial resources, and to depend on a few key employees. Returns on investments in stocks of mid-cap companies could trail the returns on investments in stocks of large-cap companies or the equity market as a whole.

Advisor Shares Gerber Kawasaki Etf [Member] | AdvisorShares Gerber Kawasaki ETF | Small And Micro Capitalization Risk [Member]

Small- and Micro-Capitalization Risk. Security prices of small-cap companies may be more volatile than those of larger companies and, therefore, the Fund’s share price may be more volatile than it would be if it did not invest in small-cap companies. These risks are even greater for micro-cap companies.

Advisor Shares Gerber Kawasaki Etf [Member] | AdvisorShares Gerber Kawasaki ETF | Exchange Traded Note Risk [Member]

Exchange-Traded Note Risk. ETNs are senior, unsecured unsubordinated debt securities issued by an underwriting bank that are designed to provide returns that are linked to a particular reference asset or benchmark less investor fees. ETNs have a maturity date and generally are backed only by the creditworthiness of the issuer. As a result, the value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market (e.g., the commodities market), changes in the applicable interest rates, and changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the underlying market. ETNs also may be subject to commodities market risk and credit risk.

Advisor Shares Gerber Kawasaki Etf [Member] | AdvisorShares Gerber Kawasaki ETF | Growth Investing Risk [Member]

Growth Investing Risk. Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Advisor Shares Gerber Kawasaki Etf [Member] | AdvisorShares Gerber Kawasaki ETF | Information Technology Sector Risk [Member]

Information Technology Sector Risk. When the Fund focuses its investments in a particular industry or sector, financial, economic, business, and other developments affecting issuers in that industry, market, or economic sector will have a greater effect on the Fund than if it had not done so. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Advisor Shares Gerber Kawasaki Etf [Member] | AdvisorShares Gerber Kawasaki ETF | Non Diversification Risk [Member]

Non-Diversification Risk. Because, as a non-diversified fund under the federal securities laws, the Fund may invest a greater percentage of its assets in a particular issuer and hold a smaller number of portfolio securities; therefore, the value of the Fund’s shares may be more volatile than the value of shares of more diversified funds.

Advisor Shares Hotel E T F [Member] | AdvisorShares Hotel ETF
ADVISORSHARES HOTEL ETF NYSE Arca Ticker: BEDZ FUND SUMMARY
INVESTMENT OBJECTIVE
The AdvisorShares Hotel ETF (the “Fund”) seeks long-term capital appreciation.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Advisor Shares Hotel E T F [Member] AdvisorShares Hotel ETF AdvisorShares Hotel ETF USD ($)
SHAREHOLDER FEES (fees paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Advisor Shares Hotel E T F [Member] AdvisorShares Hotel ETF AdvisorShares Hotel ETF
MANAGEMENT FEES	0.60%
DISTRIBUTION (12b-1) FEES	none
OTHER EXPENSES	3.12%
ACQUIRED FUND FEES AND EXPENSES	0.01%	[1]
TOTAL ANNUAL OPERATING EXPENSES	3.73%
FEE WAIVER/EXPENSE REIMBURSEMENT	(2.73%)	[2]
TOTAL ANNUAL OPERATING EXPENSES AFTER WAIVER/REIMBURSEMENT	1.00%
[1]	Total Annual Operating Expenses and Total Annual Operating Expenses After Waiver/Reimbursement in this fee table may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of money market funds in which it invests.
[2]	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.99% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement will remain in effect unless terminated and may be terminated, without payment of any penalty, (i) by AdvisorShares Trust (the “Trust”) for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees (the “Board”) may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay when purchasing or selling shares of the Fund. If these fees were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Advisor Shares Hotel E T F [Member] | AdvisorShares Hotel ETF | AdvisorShares Hotel ETF | USD ($)	102	888	1,694	3,799

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies that derive at least 50% of their net revenue from the hotel business. The Fund defines companies in the hotel business as those in the hotels, resorts & cruise lines sub-industry, which consists of owners and operators of hotels (generally excluding casino-hotels), resorts, and cruise-ships and includes travel agencies, tour operators and related services not classified elsewhere. The Fund may also invest in companies involved in other lodging and travel-related services.

The Fund invests primarily in U.S. exchange listed equity securities, including common and preferred stock, real estate investment trusts, and American Depositary Receipts (“ADRs”). ADRs are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly listed company. The investment strategy typically identifies a wide variety of large- and mid-capitalization stocks. The Fund also may invest in small- and micro-capitalization stocks.

The Fund will concentrate at least 25% of its investments in the hotels, restaurants & leisure industry within the consumer discretionary sector. The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund.

The Advisor may use a variety of methods for security selection. As the Fund primarily focuses on one business area, the Advisor intends to select companies with dominant positions in that market or those in unique positions for growth and expansion. The Advisor will utilize numerous outside analyst ratings and stock selection rating tools. In addition, the Advisor may invest the Fund’s assets in lesser-known companies that the Advisor believes have a unique opportunity for growth. At times, the Advisor may aim to buy certain out-of-favor stocks believed to be at prices below their future potential value, as measured by the Advisor or outside analysts. The Fund may sell a security when the Advisor believes that the security is overvalued or better investment opportunities are available, or to limit position size within the Fund’s portfolio. The Fund’s strategy may involve frequent buying and selling securities, which may lead to relatively high portfolio turnover.

PRINCIPAL RISKS OF INVESTING IN THE FUND
FUND PERFORMANCE

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the S&P 500 Index, which is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Calendar Year Total Returns

The Fund’s year-to-date total return as of September 30, 2024 was 6.49%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	15.81%	4Q/2023
Lowest Return	-25.70%	2Q/2022

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2023
Average Annual Total Returns - Advisor Shares Hotel E T F [Member] - AdvisorShares Hotel ETF - AdvisorShares Hotel ETF	Label	1 Year	Since Inception	Inception Date
Performance Measure Domain	Return Before Taxes Based on NAV	23.97%	6.08%	Apr. 20, 2021
After Taxes on Distributions	Return After Taxes on Distributions	23.14%	5.75%	Apr. 20, 2021
After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	14.19%	4.56%	Apr. 20, 2021
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.29%	6.84%	Apr. 20, 2021

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation, may differ from those shown, and are not relevant if you hold your shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases, your return after taxes may exceed your return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Advisor Shares Hotel E T F [Member] | AdvisorShares Hotel ETF | All Risk [Member]

The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Advisor Shares Hotel E T F [Member] | AdvisorShares Hotel ETF | American Depositary Receipt Risk [Member]

American Depositary Receipt Risk. ADRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries, changes in the exchange rates of, or exchange control regulations associated with, foreign currencies, and differing accounting, auditing, financial reporting, and legal standards and practices. In addition, investments in ADRs may be less liquid than the underlying securities in their primary trading market.

Advisor Shares Hotel E T F [Member] | AdvisorShares Hotel ETF | Equity Risk [Member]

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Advisor Shares Hotel E T F [Member] | AdvisorShares Hotel ETF | E T F Market Risk [Member]

ETF Market Risk. In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to differences between the market price of the ETF’s shares and the underlying value of those shares. In addition, there are a limited number of institutions that act as authorized participants. If these institutions exit the business or are, for any reason, unable to process creation and/or redemption orders with respect to the Fund, or purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other authorized participant steps forward to create or redeem, or purchase or sell securities, as applicable, Fund shares may trade at a premium or discount to their net asset value (“NAV”) and possibly face operational issues such as trading halts and/or delisting. The absence of an active market in the Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares.

Advisor Shares Hotel E T F [Member] | AdvisorShares Hotel ETF | Management Risk [Member]

Management Risk. The Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.

Advisor Shares Hotel E T F [Member] | AdvisorShares Hotel ETF | Market Risk [Member]

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, uncertainties regarding interest rates, rising inflation, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Advisor Shares Hotel E T F [Member] | AdvisorShares Hotel ETF | Portfolio Turnover Risk [Member]
Portfolio Turnover Risk. The Fund may experience relatively high portfolio turnover, which may result in increased transaction costs and Fund performance that is lower than expected.
Advisor Shares Hotel E T F [Member] | AdvisorShares Hotel ETF | Trading Risk [Member]

Trading Risk. Shares of the Fund may trade above or below their NAV. The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NYSE Arca, Inc. (the “Exchange”), make trading in shares inadvisable.

Advisor Shares Hotel E T F [Member] | AdvisorShares Hotel ETF | Large Capitalization Risk [Member]

Large-Capitalization Risk. Large-cap securities tend to go in and out of favor based on market and economic conditions. Additionally, larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies.

Advisor Shares Hotel E T F [Member] | AdvisorShares Hotel ETF | Mid Capitalization Risk [Member]

Mid-Capitalization Risk. Mid-cap companies may be more volatile and more likely than large-cap companies to have limited product lines, markets, or financial resources, and to depend on a few key employees. Returns on investments in stocks of mid-cap companies could trail the returns on investments in stocks of large-cap companies or the equity market as a whole.

Advisor Shares Hotel E T F [Member] | AdvisorShares Hotel ETF | Small And Micro Capitalization Risk [Member]

Small- and Micro-Capitalization Risk. Security prices of small-cap companies may be more volatile than those of larger companies and, therefore, the Fund’s share price may be more volatile than it would be if it did not invest in small-cap companies. These risks are even greater for micro-cap companies.

Advisor Shares Hotel E T F [Member] | AdvisorShares Hotel ETF | Growth Investing Risk [Member]

Growth Investing Risk. Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Advisor Shares Hotel E T F [Member] | AdvisorShares Hotel ETF | Non Diversification Risk [Member]

Non-Diversification Risk. As a non-diversified fund under the federal securities laws, the Fund may invest a greater percentage of its assets in a particular issuer and hold a smaller number of portfolio securities; therefore, the value of the Fund’s shares may be more volatile than the value of shares of more diversified funds.

Advisor Shares Hotel E T F [Member] | AdvisorShares Hotel ETF | Consumer Discretionary Sector Risk [Member]

Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the consumer discretionary sector. The manufacturing segment of the consumer discretionary sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer discretionary sector. The performance of companies operating in the consumer discretionary sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the consumer discretionary sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Advisor Shares Hotel E T F [Member] | AdvisorShares Hotel ETF | Hotels Restaurants And Leisure Industry Risk [Member]

Hotels, Restaurants & Leisure Industry Risk. The hotels, restaurants & leisure industry includes owners and operators of casinos and gaming facilities, hotels, resorts and cruise-ships, other leisure facilities (e.g., sport and fitness centers, stadiums, golf courses and amusement parks), and restaurants, bars, pubs, fast-food or take-out facilities. The hotels, restaurants & leisure industry is highly competitive and relies heavily on consumer spending for success. The prices of securities of companies in the hotels, restaurants & leisure industry may fluctuate widely due to general economic conditions, consumer spending and the availability of disposable income, and consumer tastes, preferences, and demographics. Companies involved in the hotels, restaurants & leisure industry may be affected by the availability and expense of liability insurance. Legislative or regulatory changes and increased government supervision also may affect companies in the hotels, restaurants & leisure industry.

Advisor Shares Hotel E T F [Member] | AdvisorShares Hotel ETF | Hotels Resorts And Cruise Lines Sub Industry Risk [Member]

Hotels, Resorts & Cruise Lines Sub-Industry Risk. Companies in the hotels, resorts & cruise lines sub-industry may be affected by unique supply and demand factors that do not apply to other sub-industries. Weak economic conditions in some parts of the world, changes in oil prices and currency values, political instability in some areas, spread of infectious diseases or other public health issues, and the uncertainty over how long any of these conditions could continue may have a negative impact on the lodging industry.

Advisor Shares Hotel E T F [Member] | AdvisorShares Hotel ETF | Real Estate Investment Trust Risk [Member]

Real Estate Investment Trust Risk. Investment in real estate investment trusts (“REITs”) exposes the Fund to the risks of owning real estate directly. Real estate is highly sensitive to general and local economic conditions and developments. The U.S. real estate market may experience and has, in the past, experienced a decline in value, with certain regions experiencing significant losses in property values. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and the risk normally associated with debt financing, and could potentially increase the Fund’s volatility and losses. Exposure to such real estate may adversely affect Fund performance. Further, REITs are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency and, as a result, are particularly reliant on the proper functioning of capital markets. A variety of economic and other factors may adversely affect a lessee’s ability to meet its obligations to a REIT. In the event of a default by a lessee, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated in protecting its investments. In addition, a REIT could fail to qualify for favorable regulatory treatment.

Advisor Shares Hotel E T F [Member] | AdvisorShares Hotel ETF | Value Investing Risk [Member]

Value Investing Risk. Because the Fund may utilize a value style of investing, the Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Advisor’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong.

Advisor Shares Insider Advantage Etf [Member] | AdvisorShares Insider Advantage ETF
ADVISORSHARES INSIDER ADVANTAGE ETF NYSE Arca Ticker: SURE FUND SUMMARY
INVESTMENT OBJECTIVE
The AdvisorShares Insider Advantage ETF (the “Fund”) seeks to generate long-term capital appreciation.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Advisor Shares Insider Advantage Etf [Member] AdvisorShares Insider Advantage ETF AdvisorShares Insider Advantage ETF USD ($)
SHAREHOLDER FEES (fees paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Advisor Shares Insider Advantage Etf [Member] AdvisorShares Insider Advantage ETF AdvisorShares Insider Advantage ETF
MANAGEMENT FEES	0.70%
DISTRIBUTION (12b-1) FEES	none
RECAPTURED FEES/EXPENSES	0.01%	[1]
OTHER EXPENSES	0.36%
TOTAL ANNUAL OPERATING EXPENSES	1.07%
FEE WAIVER/EXPENSE REIMBURSEMENT	(0.17%)	[1]
TOTAL ANNUAL OPERATING EXPENSES AFTER WAIVER/REIMBURSEMENT	0.90%
[1]	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.90% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement will remain in effect unless terminated and may be terminated without payment of any penalty (i) by AdvisorShares Trust (the “Trust”) for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees (the “Board”) may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed. The table above shows that the Advisor recaptured 0.01% during the most recent fiscal year, which is an expense of the Fund.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay when purchasing or selling shares of the Fund. If these fees were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Advisor Shares Insider Advantage Etf [Member] | AdvisorShares Insider Advantage ETF | AdvisorShares Insider Advantage ETF | USD ($)	92	323	574	1,290

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 246% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by primarily investing in a portfolio of U.S. traded companies selected from a universe of the largest 3,000 U.S. equity securities based on market capitalization. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.

The Fund’s investment focus follows a core philosophy that corporate insiders, such as a company’s executives, board members and/or controlling shareholders, know their company best. The Advisor believes that insider buying and stock buyback programs not only show that corporate insiders see relative value in investing in their own company’s equity securities, but also create favorable market conditions by reducing public equity float (i.e., the share supply available to investors on the public secondary market). The Advisor allocates the Fund’s portfolio using a disciplined and quantitative proprietary model, the U.S. Insiders Edge Model, developed by Qubed Capital, LLC. In utilizing the model, the Advisor seeks to remove emotion from day-to-day decision-making by following a systematic process.

The U.S. Insiders Edge Model utilizes a multi-factor approach to identify top-ranked companies on an equal-weighted basis. In constructing the model, individual securities are measured and ranked based on their public equity float, free cash flow, corporate financial leverage and dividend yield. Securities demonstrating a shrinking public equity float, rising free cash flow, falling financial leverage, and high dividend yield are ranked higher by the model, as the model is based on the philosophy that such factors often indicate positive insider sentiment. Stock selection for the Fund is strictly based on identifying the highest-ranked securities as measured by the model. Securities are removed from the portfolio when they are replaced with new securities based on the ranking process. The Fund’s portfolio is rebalanced monthly and may experience high turnover. While the Advisor generally expects to use the model when buying and selling investments, the Advisor has full investment discretion over the Fund’s portfolio.

PRINCIPAL RISKS OF INVESTING IN THE FUND
FUND PERFORMANCE

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the Russell 3000® Index Total Return. The Russell 3000® Index Total Return measures the performance of the largest 3,000 companies in the U.S. equity market. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Calendar Year Total Returns

The Fund’s year-to-date total return as of September 30, 2024 was 13.89%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	17.73%	4Q/2020
Lowest Return	-24.50%	1Q/2020

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2023
Average Annual Total Returns - Advisor Shares Insider Advantage Etf [Member] - AdvisorShares Insider Advantage ETF - AdvisorShares Insider Advantage ETF	Label	1 Year	5 Years	10 Years
Performance Measure Domain	Return Before Taxes Based on NAV	23.44%	13.43%	9.15%
After Taxes on Distributions	Return After Taxes on Distributions	22.89%	13.01%	8.83%
After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	13.88%	10.65%	7.41%
Russell 3000® Index Total Return (reflects no deduction for fees, expenses, or taxes)	Russell 3000® Index Total Return (reflects no deduction for fees, expenses, or taxes)	25.96%	15.16%	11.48%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation, may differ from those shown, and are not relevant if you hold your shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases, your return after taxes may exceed your return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Advisor Shares Insider Advantage Etf [Member] | AdvisorShares Insider Advantage ETF | All Risk [Member]

The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Advisor Shares Insider Advantage Etf [Member] | AdvisorShares Insider Advantage ETF | Equity Risk [Member]

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Advisor Shares Insider Advantage Etf [Member] | AdvisorShares Insider Advantage ETF | E T F Market Risk [Member]

ETF Market Risk. In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to differences between the market price of the ETF’s shares and the underlying value of those shares. In addition, there are a limited number of institutions that act as authorized participants. If these institutions exit the business or are, for any reason, unable to process creation and/or redemption orders with respect to the Fund, or purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other authorized participant steps forward to create or redeem, or purchase or sell securities, as applicable, Fund shares may trade at a premium or discount to their net asset value (“NAV”) and possibly face operational issues such as trading halts and/or delisting. The absence of an active market in the Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares.

Advisor Shares Insider Advantage Etf [Member] | AdvisorShares Insider Advantage ETF | Management Risk [Member]

Management Risk. The Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.

Advisor Shares Insider Advantage Etf [Member] | AdvisorShares Insider Advantage ETF | Market Risk [Member]

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, uncertainties regarding interest rates, rising inflation, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Advisor Shares Insider Advantage Etf [Member] | AdvisorShares Insider Advantage ETF | Models And Data Risk [Member]

Models and Data Risk. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. In addition, the use of predictive models has inherent risk. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

Advisor Shares Insider Advantage Etf [Member] | AdvisorShares Insider Advantage ETF | Portfolio Turnover Risk [Member]
Portfolio Turnover Risk. The Fund may experience relatively high portfolio turnover, which may result in increased transaction costs and performance that is lower than expected.
Advisor Shares Insider Advantage Etf [Member] | AdvisorShares Insider Advantage ETF | Trading Risk [Member]

Trading Risk. Shares of the Fund may trade above or below their NAV. The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NYSE Arca, Inc. (the “Exchange”), make trading in shares inadvisable.

Advisor Shares Insider Advantage Etf [Member] | AdvisorShares Insider Advantage ETF | Large Capitalization Company Risk [Member]

Large-Capitalization Company Risk. Large-cap securities tend to go in and out of favor based on market and economic conditions. Additionally, larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies.

Advisor Shares Insider Advantage Etf [Member] | AdvisorShares Insider Advantage ETF | Mid Capitalization Company Risk [Member]

Mid-Capitalization Company Risk. Mid-cap companies may be more volatile and more likely than large-cap companies to have limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-cap companies could trail the returns on investments in stocks of larger or smaller companies.

Advisor Shares Insider Advantage Etf [Member] | AdvisorShares Insider Advantage ETF | Small Capitalization Company Risk [Member]

Small-Capitalization Company Risk. Security prices of small-cap companies may be more volatile than those of larger companies and, therefore, the Fund’s share price may be more volatile than it would be if it did not invest in small-cap companies.

AdvisorShares MSOS Daily Leveraged ETF [Member] | AdvisorShares MSOS Daily Leveraged ETF
ADVISORSHARES MSOS DAILY LEVERAGED ETF
INVESTMENT OBJECTIVE

The Fund seeks daily investment results that, before fees and expenses, correspond to approximately two times (2x) the daily total return of the US Cannabis ETF. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	AdvisorShares MSOS Daily Leveraged ETF [Member] AdvisorShares MSOS Daily Leveraged ETF AdvisorShares MSOS Daily Leveraged ETF USD ($)
SHAREHOLDER FEES (fees paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AdvisorShares MSOS Daily Leveraged ETF [Member] AdvisorShares MSOS Daily Leveraged ETF AdvisorShares MSOS Daily Leveraged ETF
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	none
OTHER EXPENSES	0.28%
ACQUIRED FUND FEES AND EXPENSES	0.18%	[1]
TOTAL ANNUAL OPERATING EXPENSES	1.31%	[2]
FEE WAIVER/EXPENSE REIMBURSEMENT	(0.18%)	[3]
TOTAL ANNUAL OPERATING EXPENSES AFTER WAIVER/REIMBURSEMENT	1.13%
[1]	Total Annual Operating Expenses and Total Annual Operating Expenses After Waiver/Reimbursement in this fee table may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of money market funds in which it invests.
[2]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example below. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, was 7.48% for the most recent fiscal year, which may be partially offset by interest earned on cash collateral balances in connection with the swaps.
[3]	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.95% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement will remain in effect unless terminated and may be terminated without payment of any penalty (i) by AdvisorShares Trust (the “Trust”) for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees (the “Board”) may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay when purchasing or selling shares of the Fund. If these fees were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
AdvisorShares MSOS Daily Leveraged ETF [Member] | AdvisorShares MSOS Daily Leveraged ETF | AdvisorShares MSOS Daily Leveraged ETF | USD ($)	115	397	701	1,563

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed ETF that seeks to provide investment results that are approximately two times (2x) the daily total return, before fees and expenses, of the US Cannabis ETF, an affiliated ETF, by entering into one or more swap agreements on the US Cannabis ETF. The Fund does not seek to achieve its stated investment objective for a period of time different than a single day. A single day is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation.

The Fund will enter into one or more swap agreements intended to produce economically-leveraged investment results relative to the returns of the US Cannabis ETF. The Fund expects that cash balances in connection with the use of such financial instruments (“Collateral”) will typically be held in money market instruments, including money market funds, or other cash equivalents.

As described in its prospectus, the US Cannabis ETF seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies that derive at least 50% of their net revenue from the marijuana and hemp business in the United States and in derivatives that have economic characteristics similar to such securities. The US Cannabis ETF primarily invests in exchange-listed equity securities, including common and preferred stock, of mid- and small-capitalization companies, and in total return swaps intended to provide exposure to such companies.

Cannabis securities may be categorized among a wide variety of sectors and industries including agriculture, biotechnology, pharmaceuticals, real estate, retail, and finance. The types of companies that may engage in cannabis-related business include companies that conduct medical research, produce drug products, manufacture hemp products, or engage in agricultural activities, real estate activities, or financial services activities. The terms “marijuana” and “cannabis” are used interchangeably. Hemp refers to the industrial/commercial use of the cannabis stalk and seed for textiles, foods, papers, body care products, detergents, plastics and building materials. Cannabinoids are the chemical compounds secreted by cannabis plants. Cannabinoids can also be synthetically produced chemical compounds and used in lawful research and development of prescription drugs or other products utilizing cannabinoids as an active ingredient. The Advisor believes that continued legislative changes and social acceptance of cannabis in its various formats could lead to significant growth in cannabis-related public corporations. Companies involved in cannabis-related business could also benefit from significant merger and acquisition activity as the cannabis market matures. Neither the Fund nor the US Cannabis ETF will invest directly in or hold ownership in any companies that engage in cannabis-related business unless permitted by national and local laws of the relevant jurisdiction, including U.S. federal and state laws.

The Fund will concentrate at least 25% of its investments in the pharmaceuticals, biotechnology & life sciences industry group within the health care sector. The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND
FUND PERFORMANCE

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the S&P 500 Index, which is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Calendar Year Total Returns

The Fund’s year-to-date total return as of September 30, 2024 was -35.94%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	74.26%	3Q/2023
Lowest Return	-37.79%	1Q/2023

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2023
Average Annual Total Returns - AdvisorShares MSOS Daily Leveraged ETF [Member] - AdvisorShares MSOS Daily Leveraged ETF	Label	1 Year	Since Inception	Inception Date
AdvisorShares MSOS Daily Leveraged ETF	Return Before Taxes Based on NAV	(39.27%)	(75.86%)	Aug. 24, 2022
AdvisorShares MSOS Daily Leveraged ETF | After Taxes on Distributions	Return After Taxes on Distributions	(39.27%)	(75.86%)	Aug. 24, 2022
AdvisorShares MSOS Daily Leveraged ETF | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(23.25%)	(54.00%)	Aug. 24, 2022
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.29%	12.90%	Aug. 24, 2022

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation, may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, your return after taxes may exceed your return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

AdvisorShares MSOS Daily Leveraged ETF [Member] | AdvisorShares MSOS Daily Leveraged ETF | All Risk [Member]

The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

AdvisorShares MSOS Daily Leveraged ETF [Member] | AdvisorShares MSOS Daily Leveraged ETF | Equity Risk [Member]

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

AdvisorShares MSOS Daily Leveraged ETF [Member] | AdvisorShares MSOS Daily Leveraged ETF | E T F Market Risk [Member]

ETF Market Risk. In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares. In addition, there are a limited number of institutions that act as authorized participants. If these institutions exit the business or are, for any reason, unable to process creation and/or redemption orders with respect to the Fund, or purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other authorized participant steps forward to create or redeem, or purchase or sell securities, as applicable, Fund shares may trade at a premium or discount to their NAV and possibly face operational issues such as trading halts and/or delisting. The absence of an active market in the Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares.

AdvisorShares MSOS Daily Leveraged ETF [Member] | AdvisorShares MSOS Daily Leveraged ETF | Management Risk [Member]

Management Risk. The Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.

AdvisorShares MSOS Daily Leveraged ETF [Member] | AdvisorShares MSOS Daily Leveraged ETF | Market Risk [Member]

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, uncertainties regarding interest rates, rising inflation, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

AdvisorShares MSOS Daily Leveraged ETF [Member] | AdvisorShares MSOS Daily Leveraged ETF | Trading Risk [Member]

Trading Risk. Shares of the Fund may trade above or below their NAV. The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NYSE Arca, Inc. (the “Exchange”), make trading in shares inadvisable.

AdvisorShares MSOS Daily Leveraged ETF [Member] | AdvisorShares MSOS Daily Leveraged ETF | Underlying E T F Risk [Member]

Underlying ETF Risk. Through its investments in the US Cannabis ETF, the Fund is subject to the risks associated with such ETF’s investments or reference assets, including the possibility that the value of the securities or instruments held by or linked to such ETF could decrease. These risks include the risks described below as well as certain of the other risks described in this section.

●	Cannabis-Related Company Risk. Cannabis-related companies are subject to various laws and regulations that may differ at the state/local and federal level. These laws and regulations may significantly affect a cannabis-related company’s ability to secure financing, impact the market for marijuana business sales and services, and set limitations on marijuana use, production, transportation, and storage. In addition to regulatory action, litigation initiated by private citizens or companies could have a negative impact on the financial and/or operational status of cannabis-related companies. Cannabis-related companies may also be required to secure permits and authorizations from government agencies to cultivate or research marijuana. In addition, cannabis-related companies are subject to the risks associated with the agricultural, biotechnology, and pharmaceutical industries.

U.S. Regulation of Marijuana. Although the medical use of marijuana is legal in more than half of the states, as well as the District of Columbia, and non-medical use of marijuana is legal in an increasing number of states and the District of Columbia, the possession and use of marijuana remains illegal under U.S. federal law. Actions by federal regulatory agencies, such as increased enforcement of federal marijuana laws and the prosecution of nonviolent federal drug crimes by the Department of Justice (“DOJ”), could produce a chilling effect on the industry’s growth and discourage banks from expanding their services to cannabis-related companies where such services are currently limited. This conflict between the regulation of marijuana under federal and state law creates volatility and risk for all cannabis-related companies. Because marijuana is a Schedule I controlled substance, no drug product containing cannabis or cannabis extracts has been approved for use by the Food and Drug Administration (“FDA”), nor has such a product obtained registration from the Drug Enforcement Administration (the “DEA”) for commercial production. Further, there is no guarantee that such products will ever be legally produced or sold in the U.S. Cannabis-related companies in the U.S. that engage in medical or pharmaceutical research or the production and distribution of controlled substances such as marijuana must be registered with the DEA to perform such activities and have the security, control, recordkeeping, reporting and inventory mechanisms required by the DEA to prevent drug loss and diversion. With respect to cannabis-related companies and vendors servicing such companies, the Fund will not make direct investments in the securities of companies that grow, sell, distribute, transport, or handle cannabis unless they are registered with the DEA or otherwise in compliance with U.S. federal regulations, thus allowing them to legally handle the product. In addition, because cannabis is a Schedule I controlled substance, Section 280E of the Internal Revenue Code applies by its terms to the purchase and sale of medical-use cannabis products and provides that no deduction or credit is allowed for expenses incurred during a taxable year “in carrying on any trade or business if such trade or business (or the activities which comprise such trade or business) consists of trafficking in controlled substances (within the meaning of Schedules I and II of the Controlled Substances Act (“CSA”)) which is prohibited by federal law or the law of any state in which such trade or business is conducted.” The disallowance of such tax deductions will likely affect the value of cannabis-related companies. All of these factors and others may prevent cannabis-related companies from becoming profitable, which may materially reduce the value of certain Fund investments.

●	Growth Investing Risk. Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

●	Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, litigation, obsolescence of technology and an increased emphasis on the delivery of health care through outpatient services.

Pharmaceuticals, Biotechnology & Life Sciences Industry Group Risk. Each of the Fund and the US Cannabis ETF will concentrate at least 25% of its investments in the pharmaceuticals, biotechnology & life sciences industry group within the health care sector. The business operations and profitability of companies in the pharmaceuticals, biotechnology & life sciences industry group can be significantly affected by, among other things, government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection, and intense competition.

●	Mid-Capitalization Risk. Mid-cap companies may be more volatile and more likely than large-cap companies to have limited product lines, markets, or financial resources, and to depend on a few key employees. Returns on investments in stocks of mid-cap companies could trail the returns on investments in stocks of large-cap companies or the equity market as a whole.

●	Real Estate Investment Trust Risk. Investment in real estate companies, including real estate investment trusts (“REITs”), exposes the Fund to the risks of owning real estate directly. Real estate is highly sensitive to general and local economic conditions and developments. The U.S. real estate market may experience and has, in the past, experienced a decline in value, with certain regions experiencing significant losses in property values. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and the risk normally associated with debt financing, and could potentially increase the Fund’s volatility and losses. Exposure to such real estate may adversely affect Fund performance. Further, REITs are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency and, as a result, are particularly reliant on the proper functioning of capital markets. A variety of economic and other factors may adversely affect a lessee’s ability to meet its obligations to a REIT. In the event of a default by a lessee, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated in protecting its investments. In addition, a REIT could fail to qualify for favorable regulatory treatment.

●	Small- and Micro-Capitalization Risk. Security prices of small-cap companies may be more volatile than those of larger companies and therefore the Fund’s share price may be more volatile than those of funds that invest a larger percentage of their assets in securities issued by larger-cap companies. These risks are even greater for micro-cap companies.

AdvisorShares MSOS Daily Leveraged ETF [Member] | AdvisorShares MSOS Daily Leveraged ETF | Non Diversification Risk [Member]

Non-Diversification Risk. As a non-diversified fund under the federal securities laws, the Fund may invest a greater percentage of its assets in a particular issuer and hold a smaller number of portfolio securities; therefore, the value of the Fund’s shares may be more volatile than the value of shares of more diversified funds.

AdvisorShares MSOS Daily Leveraged ETF [Member] | AdvisorShares MSOS Daily Leveraged ETF | Cash Transaction Risk [Member]

Cash Transaction Risk. Although most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities, the Fund intends to effect redemptions for cash. As such, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, the Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in kind. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur certain costs, such as portfolio transaction costs. These costs can decrease the Fund’s NAV if not offset by an authorized participant transaction fee.

AdvisorShares MSOS Daily Leveraged ETF [Member] | AdvisorShares MSOS Daily Leveraged ETF | Collateral Securities Risk [Member]

Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

AdvisorShares MSOS Daily Leveraged ETF [Member] | AdvisorShares MSOS Daily Leveraged ETF | Compounding Risk [Member]

Compounding Risk. The Fund has a single day investment objective, and the Fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from approximately two times the daily return of the US Cannabis ETF for the same period, before accounting for fees and expenses. Compounding affects all investments but has a more significant impact on a leveraged fund. This effect becomes more pronounced as the US Cannabis ETF’s volatility and holding periods increase. Fund performance for a period longer than a single day can be estimated given any set of assumptions for the following factors: (a) the US Cannabis ETF’s volatility; (b) the US Cannabis ETF’s performance; (c) period of time; (d) financing rates associated with leveraged exposure; and (e) other Fund expenses. The impact of compounding will affect each Fund shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the US Cannabis ETF during the shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if the US Cannabis ETF provided no return over a one-year period during which the US Cannabis ETF experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the US Cannabis ETF’s return is flat. For instance, if the US Cannabis ETF’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the US Cannabis ETF’s cumulative return for the year was 0%. Areas darkly shaded represent those scenarios where the Fund can be expected to return less than two times (2x) the performance of the US Cannabis ETF and those lightly shaded represent those scenarios where the Fund can be expected to return more than two times (2x) the performance of the US Cannabis ETF. The Fund’s actual returns may be significantly better or worse than the returns shown below.

One Year US Cannabis ETF	Two Times (2x) One Year US Cannabis ETF	One Year Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The US Cannabis ETF’s annualized historical volatility rate for the period September 1, 2020 (inception date of the US Cannabis ETF) to December 31, 2021 was 46.28% and the historical volatility rates for the calendar years ended December 31, 2022 and December 31, 2023 were 66.18% and 65.82%, respectively. The US Cannabis ETF’s highest volatility rate for any one calendar year for the period September 1, 2020 (inception date of the US Cannabis ETF) to December 31, 2023 was 66.18% and volatility for a shorter period of time may have been substantially higher. The US Cannabis ETF’s annualized performance for the period September 1, 2020 (inception date of the US Cannabis ETF) to December 31, 2021 was 1.77% and the annual performance for the calendar years ended December 31, 2022 and December 31, 2023 was -72.76% and -1.82%, respectively. Historical US Cannabis ETF volatility and performance are not indications of what the US Cannabis ETF’s volatility and performance will be in the future. The volatility of instruments that reference the value of the US Cannabis ETF, such as swaps, may differ from the volatility of the US Cannabis ETF.

AdvisorShares MSOS Daily Leveraged ETF [Member] | AdvisorShares MSOS Daily Leveraged ETF | Correlation Risk [Member]

Correlation Risk. A number of factors may impact the Fund’s ability to achieve a high degree of correlation with the US Cannabis ETF, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of the US Cannabis ETF on such day.

In order to achieve a high degree of correlation with the US Cannabis ETF, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or over-exposed to the US Cannabis ETF may prevent the Fund from achieving a high degree of correlation with the US Cannabis ETF and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the US Cannabis ETF’s movements, including intraday movements. Because of this, it is highly unlikely that the Fund will have exactly 200% exposure during the day or at the end of each day and the likelihood of being materially under- or over-exposed is higher on days when the US Cannabis ETF is volatile, particularly when the US Cannabis ETF is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with the US Cannabis ETF, including fees, expenses, transaction costs, financing costs and/or regulatory requirements associated with the use of derivatives, income items, valuation methodology and calculations, and accounting standards. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with the US Cannabis ETF. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or over-exposed to the US Cannabis ETF and may be impacted by reconstitutions of the US Cannabis ETF and the US Cannabis ETF rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the US Cannabis ETF and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

AdvisorShares MSOS Daily Leveraged ETF [Member] | AdvisorShares MSOS Daily Leveraged ETF | Counterparty Risk [Member]

Counterparty Risk. The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

AdvisorShares MSOS Daily Leveraged ETF [Member] | AdvisorShares MSOS Daily Leveraged ETF | Daily Leverage Risk [Member]

Daily Leverage Risk. Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and the US Cannabis ETF. Because the Fund includes a multiplier of approximately two times (2x) the US Cannabis ETF, a single day movement in the US Cannabis ETF approaching -50% at any point in the day could result in the total loss of an investor’s investment, even if the US Cannabis ETF subsequently moves in an opposite direction, eliminating all or a portion of the earlier movement. This would be the case with any such single day movements in the US Cannabis ETF, even if the US Cannabis ETF maintains a level greater than zero at all times.

AdvisorShares MSOS Daily Leveraged ETF [Member] | AdvisorShares MSOS Daily Leveraged ETF | Derivatives Risk [Member]

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Many derivatives, including the swaps in which the Fund will invest, create leverage thereby causing the Fund to be more volatile than it would be if it had not invested in derivatives. Investing in swaps also will expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations) and to credit risk (the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations).

AdvisorShares MSOS Daily Leveraged ETF [Member] | AdvisorShares MSOS Daily Leveraged ETF | Rebalancing Risk [Member]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the US Cannabis ETF that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

AdvisorShares MSOS Daily Leveraged ETF [Member] | AdvisorShares MSOS Daily Leveraged ETF | Tax Risk [Member]

Tax Risk. The Fund has elected to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) and intends each year to qualify and be eligible to be treated as such, so that it generally will not be subject to U.S. federal income tax on its net investment income or net short-term or long-term capital gains that are distributed to shareholders. In order to qualify and be eligible for such treatment, the Fund must, in relevant part, meet certain asset diversification tests. The Fund’s investment in certain derivatives may potentially be limited by its intention to qualify for treatment as a RIC. Further, the application of the diversification tests with respect to derivatives is uncertain. If, for any year, the Fund were to fail to qualify as a RIC under the Internal Revenue Code and were ineligible to or did not otherwise cure such failure, the Fund would be subject to tax on its taxable income at the corporate rate. In addition, the Fund’s investment strategy attributable to derivatives is expected to significantly limit its ability to distribute dividends eligible to be reported as qualified dividend that may qualify for reduced U.S. federal tax rates for non-corporate investors as well as dividends eligible for the dividends-received deduction for corporate shareholders.

Advisor Shares Psychedelics E T F [Member] | AdvisorShares Psychedelics ETF
ADVISORSHARES PSYCHEDELICS ETF NYSE Arca Ticker: PSIL FUND SUMMARY
INVESTMENT OBJECTIVE
The AdvisorShares Psychedelics ETF (the “Fund”) seeks long-term capital appreciation.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Advisor Shares Psychedelics E T F [Member] AdvisorShares Psychedelics ETF AdvisorShares Psychedelics ETF USD ($)
SHAREHOLDER FEES (fees paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Advisor Shares Psychedelics E T F [Member] AdvisorShares Psychedelics ETF AdvisorShares Psychedelics ETF
MANAGEMENT FEES	0.60%
DISTRIBUTION (12b-1) FEES	none
OTHER EXPENSES	2.35%
TOTAL ANNUAL OPERATING EXPENSES	2.95%
FEE WAIVER/EXPENSE REIMBURSEMENT	(1.96%)	[1]
TOTAL ANNUAL OPERATING EXPENSES AFTER WAIVER/REIMBURSEMENT	0.99%
[1]	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.99% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement will remain in effect unless terminated and may be terminated without payment of any penalty (i) by AdvisorShares Trust (the “Trust”) for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees (the “Board”) may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay when purchasing or selling shares of the Fund. If these fees were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Advisor Shares Psychedelics E T F [Member] | AdvisorShares Psychedelics ETF | AdvisorShares Psychedelics ETF | USD ($)	101	727	1,380	3,131

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by primarily investing in publicly listed life sciences companies focused on psychedelic medicines as well as other companies with activities in the psychedelics business. The Fund invests in exchange-listed equity securities, including common and preferred stock of U.S. and foreign mid-, small- and micro-capitalization companies, and in total return swaps intended to provide exposure to such companies. Under normal circumstances, Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in (i) securities of companies that derive at least 50% of their net revenue from or devote 50% of their assets to psychedelic drugs and (ii) derivatives that have economic characteristics similar to such securities.

Psychedelic drugs, also known as hallucinogens, are a group of substances, including psilocybin, that are used to change and enhance sensory perceptions, thought processes, and energy levels. Psychedelic medicines, therapeutics, and healthcare treatments may be used in the treatment of illnesses such as depression, addiction, anxiety and post-traumatic stress disorder. Psychedelic medicine companies include life sciences companies having significant business activities in, or significant exposure to, the psychedelics industry, including producers or distributors of psychedelic medicines, biotechnology companies engaged in research and development of psychedelic medicines, and companies that provide psychotherapy treatments and mental health services using psychedelics. The Fund does not consider cannabis to be a psychedelic drug.

The Fund will not invest directly in or hold ownership in any companies that engage in psychedelics-related business unless permitted by national and local laws of the relevant jurisdiction including, but not limited to, U.S. federal and state laws.

The Fund will concentrate at least 25% of its investments in the pharmaceuticals, biotechnology & life sciences industry group within the health care sector. The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund.

The Advisor may use a variety of methods for security selection. As the Fund primarily focuses on certain industries, the Advisor intends to select companies with dominant positions in their respective markets, or those in unique positions for growth and expansion. The Advisor will utilize numerous outside analyst ratings and stock selection rating tools. In addition, the Advisor may invest the Fund’s assets in lesser-known companies that the Advisor believes have a unique opportunity for growth. At times, the Advisor may aim to buy certain out-of-favor stocks believed to be at prices below their future potential value, as measured by the Advisor or outside analysts. The Fund may sell a security when the Advisor believes that the security is overvalued or better investment opportunities are available, or to limit position size within the Fund’s portfolio.

PRINCIPAL RISKS OF INVESTING IN THE FUND
FUND PERFORMANCE

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the S&P 500 Index, which is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Calendar Year Total Returns

The Fund’s year-to-date total return as of September 30, 2024 was -45.03%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	5.02%	2Q/2023
Lowest Return	-32.33%	2Q/2022

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2023
Average Annual Total Returns - Advisor Shares Psychedelics E T F [Member] - AdvisorShares Psychedelics ETF - AdvisorShares Psychedelics ETF	Label	1 Year	Since Inception	Inception Date
Performance Measure Domain	Return Before Taxes Based on NAV	(24.49%)	(57.15%)	Sep. 15, 2021
After Taxes on Distributions	Return After Taxes on Distributions	(24.55%)	(57.31%)	Sep. 15, 2021
After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(14.49%)	(36.97%)	Sep. 15, 2021
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.29%	4.80%	Sep. 15, 2021

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation, may differ from those shown, and are not relevant if you hold your shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases, your return after taxes may exceed your return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Advisor Shares Psychedelics E T F [Member] | AdvisorShares Psychedelics ETF | All Risk [Member]

The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Advisor Shares Psychedelics E T F [Member] | AdvisorShares Psychedelics ETF | Equity Risk [Member]

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Advisor Shares Psychedelics E T F [Member] | AdvisorShares Psychedelics ETF | E T F Market Risk [Member]

ETF Market Risk. In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to differences between the market price of the ETF’s shares and the underlying value of those shares. In addition, there are a limited number of institutions that act as authorized participants. If these institutions exit the business or are, for any reason, unable to process creation and/or redemption orders with respect to the Fund, or purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other authorized participant steps forward to create or redeem, or purchase or sell securities, as applicable, Fund shares may trade at a premium or discount to net asset value (“NAV”) and possibly face operational issues such as trading halts and/or delisting. The absence of an active market in the Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares.

Advisor Shares Psychedelics E T F [Member] | AdvisorShares Psychedelics ETF | Foreign Investment Risk [Member]

Foreign Investment Risk. The Fund’s investments in securities of non-U.S. issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting, investor protection, and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

Advisor Shares Psychedelics E T F [Member] | AdvisorShares Psychedelics ETF | Management Risk [Member]

Management Risk. The Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.

Advisor Shares Psychedelics E T F [Member] | AdvisorShares Psychedelics ETF | Market Risk [Member]

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, uncertainties regarding interest rates, rising inflation, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Advisor Shares Psychedelics E T F [Member] | AdvisorShares Psychedelics ETF | Trading Risk [Member]

Trading Risk. Shares of the Fund may trade above or below their net asset value (“NAV”). The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NYSE Arca, Inc. (the “Exchange”), make trading in shares inadvisable.

Advisor Shares Psychedelics E T F [Member] | AdvisorShares Psychedelics ETF | Mid Capitalization Risk [Member]

Mid-Capitalization Risk. Mid-cap companies may be more volatile and more likely than large-cap companies to have limited product lines, markets, or financial resources, and to depend on a few key employees. Returns on investments in stocks of mid-cap companies could trail the returns on investments in stocks of large-cap companies or the equity market as a whole.

Advisor Shares Psychedelics E T F [Member] | AdvisorShares Psychedelics ETF | Growth Investing Risk [Member]

Growth Investing Risk. Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Advisor Shares Psychedelics E T F [Member] | AdvisorShares Psychedelics ETF | Non Diversification Risk [Member]

Non-Diversification Risk. As a non-diversified fund under the federal securities laws, the Fund may invest a greater percentage of its assets in a particular issuer and hold a smaller number of portfolio securities; therefore, the value of the Fund’s shares may be more volatile than the value of shares of more diversified funds.

Advisor Shares Psychedelics E T F [Member] | AdvisorShares Psychedelics ETF | Value Investing Risk [Member]

Value Investing Risk. Because the Fund may utilize a value style of investing, the Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Advisor’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong.

Advisor Shares Psychedelics E T F [Member] | AdvisorShares Psychedelics ETF | Counterparty Risk [Member]

Counterparty Risk. The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

Advisor Shares Psychedelics E T F [Member] | AdvisorShares Psychedelics ETF | Derivatives Risk [Member]

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not invested in derivatives. Derivatives, such as total return swaps, also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations) and to credit risk (the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations).

Advisor Shares Psychedelics E T F [Member] | AdvisorShares Psychedelics ETF | Psychedelics Companies Risk [Member]

Psychedelics Companies Risk. Psychedelics companies are subject to various laws and regulations that may differ at the state/local and federal level. These laws and regulations may significantly affect a psychedelics company’s ability to secure financing, impact the market for psychedelics business sales and services, and set limitations on psychedelics use, production, transportation, and storage. There can be no guarantees that such approvals or administrative actions will happen or be favorable for psychedelics companies, and such actions may be subject to lengthy delays, and may require length and expensive clinical trials. Additionally, therapies containing controlled substances may generate public controversy. Political and social pressures and adverse publicity could lead to delays in approval of, and increased expenses for, psychedelics companies and any future therapeutic candidates they may develop. All of these factors and others may prevent psychedelics companies from becoming profitable, which may materially affect the value of certain Fund investments. In addition, psychedelics companies are subject to the risks associated with the biotechnology and pharmaceutical industries.

In Canada, certain psychedelic drugs, including psilocybin, are classified as Schedule III drugs under the Controlled Drugs and Substances Act (“CDSA”) and, as such, medical and recreational use is illegal under Canadian federal law. In the United States, most psychedelic drugs, including psilocybin, are classified as Schedule I drugs under the Controlled Substances Act (“CSA”) and the Controlled Substances Import and Export Act (the “CSIEA”) and, as such, medical and recreational use is illegal under the U.S. federal laws. There is no guarantee that psychedelic drugs or psychedelic-inspired drugs will ever be approved as medicines in either jurisdiction.

In the United States, Drug Enforcement Agency (“DEA”) scheduling determinations removing a substance from Schedule I are dependent on Food and Drug Administration (“FDA”) approval of a substance or a specific formulation of a substance for a therapeutic or medicinal use. Unless and until psilocybin, psilocin, or other psychedelics-based products receive FDA approval, such products are prohibited from sale, which limits the growth opportunities for certain portfolio companies of the Fund. Even if approved by the FDA, the manufacture, importation, exportation, domestic distribution, storage, sale, and legitimate use of such products will continue to be subject to a significant degree of regulation by the DEA. There can be no guarantees that such approvals or administrative actions will happen or be favorable for psychedelics companies. Such actions may be subject to lengthy delays and may require lengthy and expensive clinical trials. Additionally, therapies containing controlled substances may generate public controversy and carry reputational risk. Political and social pressures and adverse publicity could lead to delays in approval of, and increased expenses for, psychedelics companies and any future therapeutic candidates they may develop. Psychedelics companies also are subject to the risks associated with the biotechnology and pharmaceutical industries. In addition, because certain psychedelic drugs, including psilocybin, are a Schedule I controlled substance, Section 280E of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applies by its terms to the purchase and sale of such psychedelic drugs and provides that no deduction or credit is allowed for expenses incurred during a taxable year “in carrying on any trade or business if such trade or business (or the activities which comprise such trade or business) consists of trafficking in controlled substances (within the meaning of Schedules I and II of the CSA) which is prohibited by federal law or the law of any state in which such trade or business is conducted.” The disallowance of such tax deductions will likely affect the value of psychedelic drug-related companies. All of these factors and others may prevent psychedelics companies from becoming profitable, which may materially affect the value of certain Fund investments.

Advisor Shares Psychedelics E T F [Member] | AdvisorShares Psychedelics ETF | Swap Agreement Risk [Member]

Swap Agreement Risk. Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant and/or cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.

Advisor Shares Psychedelics E T F [Member] | AdvisorShares Psychedelics ETF | Canada Risk [Member]

Canada Risk. The Canadian economy is susceptible to adverse changes in certain commodities markets, including those related to the agricultural and mining industries. It is also heavily dependent on trading with key partners. Any reduction in this trading may adversely affect the Canadian economy.

Advisor Shares Psychedelics E T F [Member] | AdvisorShares Psychedelics ETF | Health Care Sector Risk [Member]

Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, litigation, obsolescence of technology and an increased emphasis on the delivery of health care through outpatient services.

Advisor Shares Psychedelics E T F [Member] | AdvisorShares Psychedelics ETF | Pharmaceuticals Biotechnology And Life Sciences Industry Group Risk [Member]

Pharmaceuticals, Biotechnology & Life Sciences Industry Group Risk. The Fund will concentrate at least 25% of its investments in the pharmaceuticals, biotechnology & life sciences industry group within the health care sector. Companies in the pharmaceuticals, biotechnology & life sciences industry group can be significantly affected by, among other things, government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection, and intense competition.

Advisor Shares Psychedelics E T F [Member] | AdvisorShares Psychedelics ETF | Micro Capitalization Risk [Member]

Micro-Capitalization Risk. Stock prices of micro-cap companies are significantly more volatile, and more vulnerable to adverse business and economic developments, than those of larger companies. Micro-cap stocks may also be thinly traded, making it difficult for the Fund to buy and sell them.

Advisor Shares Psychedelics E T F [Member] | AdvisorShares Psychedelics ETF | Small Capitalization Risk [Member]

Small-Capitalization Risk. Security prices of small-cap companies may be more volatile than those of larger companies and, therefore, the Fund’s share price may be more volatile than it would be if it did not invest in small-cap companies.

Advisor Shares Pure Cannabis Etf [Member] | AdvisorShares Pure Cannabis ETF
ADVISORSHARES PURE CANNABIS ETF NYSE Arca Ticker: YOLO FUND SUMMARY
INVESTMENT OBJECTIVE
The AdvisorShares Pure Cannabis ETF (the “Fund”) seeks long-term capital appreciation.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Advisor Shares Pure Cannabis Etf [Member] AdvisorShares Pure Cannabis ETF AdvisorShares Pure Cannabis ETF USD ($)
SHAREHOLDER FEES (fees paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Advisor Shares Pure Cannabis Etf [Member] AdvisorShares Pure Cannabis ETF AdvisorShares Pure Cannabis ETF
MANAGEMENT FEES	0.30%	[1]
DISTRIBUTION (12b-1) FEES	none
OTHER EXPENSES	0.87%
ACQUIRED FUND FEES AND EXPENSES	0.29%	[2]
TOTAL ANNUAL OPERATING EXPENSES	1.46%
FEE WAIVER/EXPENSE REIMBURSEMENT	(0.43%)	[3]
TOTAL ANNUAL OPERATING EXPENSES AFTER WAIVER/REIMBURSEMENT	1.03%
[1]	The Fund’s advisory fee is 0.60% less the acquired fund fees and expenses related to any investment in AdvisorShares Pure US Cannabis ETF.
[2]	Total Annual Operating Expenses and Total Annual Operating Expenses After Waiver/Reimbursement in this fee table may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of any money market fund and/or affiliated ETF in which it invested.
[3]	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.74% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement will remain in effect unless terminated and may be terminated without payment of any penalty (i) by AdvisorShares Trust (the “Trust”) for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees (the “Board”) may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay when purchasing or selling shares of the Fund. If these fees were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Advisor Shares Pure Cannabis Etf [Member] | AdvisorShares Pure Cannabis ETF | AdvisorShares Pure Cannabis ETF | USD ($)	105	419	757	1,709

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies that derive at least 50% of their net revenue from the marijuana and hemp business and in derivatives or other instruments that have economic characteristics similar to such securities. The Fund primarily invests in (i) exchange-listed equity securities, including common and preferred stock, of mid- and small-capitalization companies, (ii) total return swaps intended to provide exposure to such U.S. and foreign securities, and (iii) an affiliated ETF that invests in such securities in the U.S. market and in total return swaps intended to provide exposure to such securities. The Advisor also may seek investment opportunities through initial public offerings (“IPOs”) and by investing in micro-capitalization companies.

In addition to its investment in securities of companies that derive a significant portion of their revenue from the marijuana and hemp business and in derivatives providing exposure to such securities, the Fund may invest in securities of companies that, in the opinion of the Advisor, may have current or future revenues from cannabis-related business or that are registered with the Drug Enforcement Agency (“DEA”) specifically for the purpose of handling marijuana for lawful research and development of cannabis or cannabinoid-related products.

Cannabis securities may be categorized among a wide variety of sectors and industries including agriculture, biotechnology, pharmaceuticals, real estate, retail, and finance. The types of companies that may engage in cannabis-related business include companies that conduct medical research, produce drug products, manufacture hemp products, or engage in agricultural activities, real estate activities, or financial services activities. The terms “marijuana” and “cannabis” are used interchangeably. Hemp refers to the industrial/commercial use of the cannabis stalk and seed for textiles, foods, papers, body care products, detergents, plastics and building materials. Cannabinoids are the chemical compounds secreted by cannabis plants. Cannabinoids can also be synthetically produced chemical compounds and used in lawful research and development of prescription drugs or other products utilizing cannabinoids as an active ingredient. The Advisor believes that continued legislative changes and social acceptance of cannabis in its various formats could lead to significant growth in cannabis-related public corporations. Companies involved in cannabis-related business could also benefit from significant merger and acquisition activity as the cannabis market matures. The Fund will not invest directly in or hold ownership in any companies that engage in cannabis-related business unless permitted by national and local laws of the relevant jurisdiction, including U.S. federal and state laws.

The Fund will concentrate at least 25% of its investments in the pharmaceuticals, biotechnology & life sciences industry group within the health care sector. The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund. On a day-to-day basis, the Fund may hold money market instruments, cash, other cash equivalents, and exchange traded products that invest in these and other highly liquid instruments to collateralize its derivative positions.

The Advisor may use a variety of methods for security selection. As the Fund primarily focuses on certain industries, the Advisor intends to select companies with dominant positions in their respective markets, or those in unique positions for growth and expansion. The Advisor will utilize numerous outside analyst ratings and stock selection rating tools. In addition, the Advisor may invest the Fund’s assets in lesser-known companies that the Advisor believes have a unique opportunity for growth. At times, the Advisor may aim to buy certain out-of-favor stocks believed to be at prices below their future potential value, as measured by the Advisor or outside analysts. The Fund may sell a security when the Advisor believes that the security is overvalued or better investment opportunities are available, or to limit position size within the Fund’s portfolio. In addition, the Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or certain other criteria. In connection with its securities lending activities, the Fund may invest in repurchase agreements.

PRINCIPAL RISKS OF INVESTING IN THE FUND
FUND PERFORMANCE

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the S&P 500 Index, which is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Calendar Year Total Returns

The Fund’s year-to-date total return as of September 30, 2024 was 10.08%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	58.57%	4Q/2020
Lowest Return	-50.61%	2Q/2022

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2023
Average Annual Total Returns - Advisor Shares Pure Cannabis Etf [Member] - AdvisorShares Pure Cannabis ETF - AdvisorShares Pure Cannabis ETF	Label	1 Year	Since Inception	Inception Date
Performance Measure Domain	Return Before Taxes Based on NAV	(14.61%)	(34.22%)	Apr. 17, 2019
After Taxes on Distributions	Return After Taxes on Distributions	(15.01%)	(34.91%)	Apr. 17, 2019
After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(8.65%)	(20.12%)	Apr. 17, 2019
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.29%	12.97%	Apr. 17, 2019

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation, may differ from those shown, and are not relevant if you hold your shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases, your return after taxes may exceed your return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Advisor Shares Pure Cannabis Etf [Member] | AdvisorShares Pure Cannabis ETF | All Risk [Member]

The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Advisor Shares Pure Cannabis Etf [Member] | AdvisorShares Pure Cannabis ETF | Equity Risk [Member]

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Advisor Shares Pure Cannabis Etf [Member] | AdvisorShares Pure Cannabis ETF | E T F Market Risk [Member]

ETF Market Risk. In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to differences between the market price of the ETF’s shares and the underlying value of those shares. In addition, there are a limited number of institutions that act as authorized participants. If these institutions exit the business or are, for any reason, unable to process creation and/or redemption orders with respect to the Fund, or purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other authorized participant steps forward to create or redeem, or purchase or sell securities, as applicable, Fund shares may trade at a premium or discount to their net asset value (“NAV”) and possibly face operational issues such as trading halts and/or delisting. The absence of an active market in the Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares.

Advisor Shares Pure Cannabis Etf [Member] | AdvisorShares Pure Cannabis ETF | Foreign Investment Risk [Member]

Foreign Investment Risk. The Fund’s investments in securities of non-U.S. issuers, may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting, investor protection, and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

Advisor Shares Pure Cannabis Etf [Member] | AdvisorShares Pure Cannabis ETF | Management Risk [Member]

Management Risk. The Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.

Advisor Shares Pure Cannabis Etf [Member] | AdvisorShares Pure Cannabis ETF | Market Risk [Member]

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, uncertainties regarding interest rates, rising inflation, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Advisor Shares Pure Cannabis Etf [Member] | AdvisorShares Pure Cannabis ETF | Repurchase Agreement Risk [Member]

Repurchase Agreement Risk. The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into repurchase agreements, including with respect to recovering or realizing on collateral.

Advisor Shares Pure Cannabis Etf [Member] | AdvisorShares Pure Cannabis ETF | Trading Risk [Member]

Trading Risk. Shares of the Fund may trade above or below their NAV. The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NYSE Arca, Inc. (the “Exchange”), make trading in shares inadvisable.

Advisor Shares Pure Cannabis Etf [Member] | AdvisorShares Pure Cannabis ETF | E T F Investment Risk [Member]

ETF Investment Risk. Through its investments in an affiliated ETF, the Fund is subject to the risks associated with the ETF’s investments, including the possibility that the value of the securities held by the underlying ETF could decrease. These risks include any combination of the risks described in this section (other than the foreign investment risk). Moreover, when the Fund invests in the ETF, in addition to directly bearing the expenses associated with its own operations, the Fund will bear the applicable pro rata portion of the ETF’s expenses.

Advisor Shares Pure Cannabis Etf [Member] | AdvisorShares Pure Cannabis ETF | Growth Investing Risk [Member]

Growth Investing Risk. Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Advisor Shares Pure Cannabis Etf [Member] | AdvisorShares Pure Cannabis ETF | Non Diversification Risk [Member]

Non-Diversification Risk. As a non-diversified fund under the federal securities laws, the Fund may invest a greater percentage of its assets in a particular issuer and hold a smaller number of portfolio securities; therefore, the value of the Fund’s shares may be more volatile than the value of shares of more diversified funds.

Advisor Shares Pure Cannabis Etf [Member] | AdvisorShares Pure Cannabis ETF | Real Estate Investment Trust Risk [Member]

Real Estate Investment Trust Risk. Investment in real estate companies, including real estate investment trusts (“REITs”), exposes the Fund to the risks of owning real estate directly. Real estate is highly sensitive to general and local economic conditions and developments. The U.S. real estate market may experience and has, in the past, experienced a decline in value, with certain regions experiencing significant losses in property values. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and the risk normally associated with debt financing, and could potentially increase the Fund’s volatility and losses. Exposure to such real estate may adversely affect Fund performance. Further, REITs are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency and, as a result, are particularly reliant on the proper functioning of capital markets. A variety of economic and other factors may adversely affect a lessee’s ability to meet its obligations to a REIT. In the event of a default by a lessee, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated in protecting its investments. In addition, a REIT could fail to qualify for favorable regulatory treatment.

Advisor Shares Pure Cannabis Etf [Member] | AdvisorShares Pure Cannabis ETF | Mid Capitalization Company Risk [Member]

Mid-Capitalization Company Risk. Mid-cap companies may be more volatile and more likely than large-cap companies to have limited product lines, markets, or financial resources, and to depend on a few key employees. Returns on investments in stocks of mid-cap companies could trail the returns on investments in stocks of large-cap companies or the equity market as a whole.

Advisor Shares Pure Cannabis Etf [Member] | AdvisorShares Pure Cannabis ETF | Counterparty Risk [Member]

Counterparty Risk. The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

Advisor Shares Pure Cannabis Etf [Member] | AdvisorShares Pure Cannabis ETF | Derivatives Risk [Member]

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not invested in derivatives. Derivatives, such as total return swaps, also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations) and to credit risk (the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations).

Advisor Shares Pure Cannabis Etf [Member] | AdvisorShares Pure Cannabis ETF | Swap Agreement Risk [Member]

Swap Agreement Risk. Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant and/or cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.

Advisor Shares Pure Cannabis Etf [Member] | AdvisorShares Pure Cannabis ETF | Canada Risk [Member]

Canada Risk. The Canadian economy is susceptible to adverse changes in certain commodities markets, including those related to the agricultural and mining industries. It is also heavily dependent on trading with key partners. Any reduction in this trading may adversely affect the Canadian economy.

Advisor Shares Pure Cannabis Etf [Member] | AdvisorShares Pure Cannabis ETF | Health Care Sector Risk [Member]

Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, litigation, obsolescence of technology and an increased emphasis on the delivery of health care through outpatient services.

Advisor Shares Pure Cannabis Etf [Member] | AdvisorShares Pure Cannabis ETF | Pharmaceuticals Biotechnology And Life Sciences Industry Group Risk [Member]

Pharmaceuticals, Biotechnology & Life Sciences Industry Group Risk. The Fund will concentrate at least 25% of its investments in the pharmaceuticals, biotechnology & life sciences industry group within the health care sector. The business operations and profitability of companies in the pharmaceuticals, biotechnology & life sciences industry group can be significantly affected by, among other things, government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection, and intense competition.

Advisor Shares Pure Cannabis Etf [Member] | AdvisorShares Pure Cannabis ETF | Cannabis Related Company Risk [Member]

Cannabis-Related Company Risk. Cannabis-related companies are subject to various laws and regulations that may differ at the state/local and federal level. These laws and regulations may significantly affect a cannabis-related company’s ability to secure financing, impact the market for marijuana business sales and services, and set limitations on marijuana use, production, transportation, and storage. In addition to regulatory action, litigation initiated by private citizens or companies could have a negative impact on the financial and/or operational status of cannabis-related companies. Cannabis-related companies may also be required to secure permits and authorizations from government agencies to cultivate or research marijuana. In addition, cannabis-related companies are subject to the risks associated with the agricultural, biotechnology, and pharmaceutical industries.

Advisor Shares Pure Cannabis Etf [Member] | AdvisorShares Pure Cannabis ETF | U S Regulation Of Marijuana [Member]

U.S. Regulation of Marijuana. Although the medical use of marijuana is legal in more than half of the states, as well as the District of Columbia, and non-medical use of marijuana is legal in an increasing number of states and the District of Columbia, the possession and use of marijuana remains illegal under U.S. federal law. Actions by federal regulatory agencies, such as increased enforcement of federal marijuana laws and the prosecution of nonviolent federal drug crimes, by the Department of Justice (“DOJ”), could produce a chilling effect on the industry’s growth and discourage banks from expanding their services to cannabis-related companies where such services are currently limited. This conflict between the regulation of marijuana under federal and state law creates volatility and risk for all cannabis-related companies. Because marijuana is a Schedule I controlled substance, no drug product containing cannabis or cannabis extracts has been approved for use by the Food and Drug Administration (“FDA”), nor has such a product obtained registration from the DEA for commercial production. Further, there is no guarantee that such products will ever be legally produced or sold in the U.S. Cannabis-related companies in the U.S. that engage in medical or pharmaceutical research or the production and distribution of controlled substances such as marijuana must be registered with the DEA to perform such activities and have the security, control, recordkeeping, reporting and inventory mechanisms required by the DEA to prevent drug loss and diversion. With respect to cannabis-related companies and vendors servicing such companies, the Fund will not make direct investments in the securities of companies that grow, sell, distribute, transport, or handle cannabis unless they are registered with the DEA or otherwise in compliance with U.S. federal regulations, thus allowing them to legally handle the product. In addition, because cannabis is a Schedule I controlled substance, Section 280E of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applies by its terms to the purchase and sale of medical-use cannabis products and provides that no deduction or credit is allowed for expenses incurred during a taxable year “in carrying on any trade or business if such trade or business (or the activities which comprise such trade or business) consists of trafficking in controlled substances (within the meaning of Schedules I and II of the Controlled Substances Act (“CSA”)) which is prohibited by federal law or the law of any state in which such trade or business is conducted.” The disallowance of such tax deductions will likely affect the value of cannabis-related companies. All of these factors and others may prevent cannabis-related companies from becoming profitable, which may materially reduce the value of certain Fund investments.

Advisor Shares Pure Cannabis Etf [Member] | AdvisorShares Pure Cannabis ETF | Non U S Regulation Of Marijuana [Member]

Non-U.S. Regulation of Marijuana. Laws and regulations related to the possession, use (medical or recreational), sale, transport and cultivation of marijuana vary throughout the world, and the Fund will only invest in non-U.S. cannabis-related companies if such companies are operating legally in the relevant jurisdiction. These laws and regulations are subject to change and may have a significant impact on the operations of a cannabis-related company. Such operations may be legal under current law, but may be illegal in the future if the applicable law changes to prohibit marijuana-related activities vital to the company’s business.

Advisor Shares Pure Cannabis Etf [Member] | AdvisorShares Pure Cannabis ETF | I P O Risk [Member]

IPO Risk. The Fund may at times have the opportunity to invest in securities offered in IPOs. The market value of IPO shares can have significant volatility due to factors such as the absence of a prior public market, unseasoned trading, a small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs and the Fund may lose money on an investment in such securities.

Advisor Shares Pure Cannabis Etf [Member] | AdvisorShares Pure Cannabis ETF | Small And Micro Capitalization Company Risk [Member]

Small- and Micro-Capitalization Company Risk. Security prices of small-cap companies may be more volatile than those of larger companies and, therefore, the Fund’s share price may be more volatile than it would be if it did not invest in small-cap companies. These risks are even greater for micro-cap companies.

Advisor Shares Pure U S Cannabis Etf [Member] | AdvisorShares Pure US Cannabis ETF
ADVISORSHARES PURE US CANNABIS ETF NYSE Arca Ticker: MSOS FUND SUMMARY
INVESTMENT OBJECTIVE
The AdvisorShares Pure US Cannabis ETF (the “Fund”) seeks long-term capital appreciation.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Advisor Shares Pure U S Cannabis Etf [Member] AdvisorShares Pure US Cannabis ETF AdvisorShares Pure US Cannabis ETF USD ($)
SHAREHOLDER FEES (fees paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Advisor Shares Pure U S Cannabis Etf [Member] AdvisorShares Pure US Cannabis ETF AdvisorShares Pure US Cannabis ETF
MANAGEMENT FEES	0.60%
DISTRIBUTION (12b-1) FEES	none
RECAPTURED FEES/EXPENSES	0.02%	[1]
OTHER EXPENSES	0.14%
ACQUIRED FUND FEES AND EXPENSES	0.09%	[2]
TOTAL ANNUAL OPERATING EXPENSES	0.85%
FEE WAIVER/EXPENSE REIMBURSEMENT	(0.02%)	[1]
TOTAL ANNUAL OPERATING EXPENSES AFTER WAIVER/REIMBURSEMENT	0.83%
[1]	The Advisor has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.74% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement will remain in effect unless terminated and may be terminated without payment of any penalty (i) by AdvisorShares Trust (the “Trust”)for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees (the “Board”) may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed. The table above shows that the Advisor recaptured 0.02% during the most recent fiscal year, which is an expense of the Fund.
[2]	Total Annual Operating Expenses and Total Annual Operating Expenses After Waiver/Reimbursement in this fee table may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of any money market fund in which it invested.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay when purchasing or selling shares of the Fund. If these fees were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Advisor Shares Pure U S Cannabis Etf [Member] | AdvisorShares Pure US Cannabis ETF | AdvisorShares Pure US Cannabis ETF | USD ($)	85	269	469	1,047

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies that derive at least 50% of their net revenue from the marijuana and hemp business in the United States and in derivatives that have economic characteristics similar to such securities. The Fund primarily invests in exchange-listed equity securities, including common and preferred stock, of mid- and small-capitalization companies, and in total return swaps intended to provide exposure to such companies. The Fund also may invest in micro-capitalization companies.

In addition to its investment in securities of companies that derive a significant portion of their revenue from the marijuana and hemp business, and in derivatives providing exposure to such securities, the Fund may invest in securities of companies that, in the opinion of the Advisor, may have current or future revenues from cannabis-related business or that are registered with the Drug Enforcement Administration (“DEA”) specifically for the purpose of handling marijuana for lawful research and development of cannabis or cannabinoid-related products.

Cannabis securities may be categorized among a wide variety of sectors and industries including agriculture, biotechnology, pharmaceuticals, real estate, retail, and finance. The types of companies that may engage in cannabis-related business include companies that conduct medical research, produce drug products, manufacture hemp products, or engage in agricultural activities, real estate activities, or financial services activities. The terms “marijuana” and “cannabis” are used interchangeably. Hemp refers to the industrial/commercial use of the cannabis stalk and seed for textiles, foods, papers, body care products, detergents, plastics and building materials. Cannabinoids are the chemical compounds secreted by cannabis plants. Cannabinoids can also be synthetically produced chemical compounds and used in lawful research and development of prescription drugs or other products utilizing cannabinoids as an active ingredient. The Advisor believes that continued legislative changes and social acceptance of cannabis in its various formats could lead to significant growth in cannabis-related public corporations. Companies involved in cannabis-related business could also benefit from significant merger and acquisition activity as the cannabis market matures. The Fund will not invest directly in or hold ownership in any companies that engage in cannabis-related business unless permitted by national and local laws of the relevant jurisdiction, including U.S. federal and state laws.

The Fund will concentrate at least 25% of its investments in the pharmaceuticals, biotechnology & life sciences industry group within the health care sector. The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund.

The Advisor may use a variety of methods for security selection. As the Fund primarily focuses on certain industries, the Advisor intends to select companies with dominant positions in their respective markets, or those in unique positions for growth and expansion. The Advisor will utilize numerous outside analyst ratings and stock selection rating tools. In addition, the Advisor may invest the Fund’s assets in lesser-known companies that the Advisor believes have a unique opportunity for growth. At times, the Advisor may aim to buy certain out-of-favor stocks believed to be at prices below their future potential value, as measured by the Advisor or outside analysts. The Fund may sell a security when the Advisor believes that the security is overvalued or better investment opportunities are available, or to limit position size within the Fund’s portfolio.

PRINCIPAL RISKS OF INVESTING IN THE FUND
FUND PERFORMANCE

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the S&P 500 Index, which is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Calendar Year Total Returns

The Fund’s year-to-date total return as of September 30, 2024 was 2.18%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	44.60%	3Q/2023
Lowest Return	-50.41%	2Q/2022

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2023
Average Annual Total Returns - Advisor Shares Pure U S Cannabis Etf [Member] - AdvisorShares Pure US Cannabis ETF - AdvisorShares Pure US Cannabis ETF	Label	1 Year	Since Inception	Inception Date
Performance Measure Domain	Return Before Taxes Based on NAV	(1.82%)	(31.85%)	Sep. 01, 2020
After Taxes on Distributions	Return After Taxes on Distributions	(1.82%)	(31.87%)	Sep. 01, 2020
After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(1.08%)	(21.28%)	Sep. 01, 2020
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.29%	11.46%	Sep. 01, 2020

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation, may differ from those shown, and are not relevant if you hold your shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases, your return after taxes may exceed your return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Advisor Shares Pure U S Cannabis Etf [Member] | AdvisorShares Pure US Cannabis ETF | All Risk [Member]

The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Advisor Shares Pure U S Cannabis Etf [Member] | AdvisorShares Pure US Cannabis ETF | Equity Risk [Member]

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Advisor Shares Pure U S Cannabis Etf [Member] | AdvisorShares Pure US Cannabis ETF | E T F Market Risk [Member]

ETF Market Risk. In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to differences between the market price of the ETF’s shares and the underlying value of those shares. In addition, there are a limited number of institutions that act as authorized participants. If these institutions exit the business or are, for any reason, unable to process creation and/or redemption orders with respect to the Fund, or purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other authorized participant steps forward to create or redeem, or purchase or sell securities, as applicable, Fund shares may trade at a premium or discount to their net asset value (“NAV”) and possibly face operational issues such as trading halts and/or delisting. The absence of an active market in the Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares.

Advisor Shares Pure U S Cannabis Etf [Member] | AdvisorShares Pure US Cannabis ETF | Management Risk [Member]

Management Risk. The Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.

Advisor Shares Pure U S Cannabis Etf [Member] | AdvisorShares Pure US Cannabis ETF | Market Risk [Member]

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, uncertainties regarding interest rates, rising inflation, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Advisor Shares Pure U S Cannabis Etf [Member] | AdvisorShares Pure US Cannabis ETF | Trading Risk [Member]

Trading Risk. Shares of the Fund may trade above or below their NAV. The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NYSE Arca, Inc. (the “Exchange”), make trading in shares inadvisable.

Advisor Shares Pure U S Cannabis Etf [Member] | AdvisorShares Pure US Cannabis ETF | Mid Capitalization Risk [Member]

Mid-Capitalization Risk. Mid-cap companies may be more volatile and more likely than large-cap companies to have limited product lines, markets, or financial resources, and to depend on a few key employees. Returns on investments in stocks of mid-cap companies could trail the returns on investments in stocks of large-cap companies or the equity market as a whole.

Advisor Shares Pure U S Cannabis Etf [Member] | AdvisorShares Pure US Cannabis ETF | Small And Micro Capitalization Risk [Member]

Small- and Micro-Capitalization Risk. Security prices of small-cap companies may be more volatile than those of larger companies and, therefore, the Fund’s share price may be more volatile than it would be if it did not invest in small-cap companies. These risks are even greater for micro-cap companies.

Advisor Shares Pure U S Cannabis Etf [Member] | AdvisorShares Pure US Cannabis ETF | Growth Investing Risk [Member]

Growth Investing Risk. Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Advisor Shares Pure U S Cannabis Etf [Member] | AdvisorShares Pure US Cannabis ETF | Non Diversification Risk [Member]

Non-Diversification Risk. As a non-diversified fund under federal securities laws, the Fund may invest a greater percentage of its assets in a particular issuer and hold a smaller number of portfolio securities; therefore, the value of the Fund’s shares may be more volatile than the value of shares of more diversified funds.

Advisor Shares Pure U S Cannabis Etf [Member] | AdvisorShares Pure US Cannabis ETF | Real Estate Investment Trust Risk [Member]

Real Estate Investment Trust Risk. Investment in real estate companies, including real estate investment trusts (“REITs”), exposes the Fund to the risks of owning real estate directly. Real estate is highly sensitive to general and local economic conditions and developments. The U.S. real estate market may experience and has, in the past, experienced a decline in value, with certain regions experiencing significant losses in property values. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and the risk normally associated with debt financing, and could potentially increase the Fund’s volatility and losses. Exposure to such real estate may adversely affect Fund performance. Further, REITs are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency and, as a result, are particularly reliant on the proper functioning of capital markets. A variety of economic and other factors may adversely affect a lessee’s ability to meet its obligations to a REIT. In the event of a default by a lessee, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated in protecting its investments. In addition, a REIT could fail to qualify for favorable regulatory treatment.

Advisor Shares Pure U S Cannabis Etf [Member] | AdvisorShares Pure US Cannabis ETF | Value Investing Risk [Member]

Value Investing Risk. Because the Fund may utilize a value style of investing, the Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Advisor’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is incorrect.

Advisor Shares Pure U S Cannabis Etf [Member] | AdvisorShares Pure US Cannabis ETF | Counterparty Risk [Member]

Counterparty Risk. The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

Advisor Shares Pure U S Cannabis Etf [Member] | AdvisorShares Pure US Cannabis ETF | Derivatives Risk [Member]

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not invested in derivatives. Derivatives, such as total return swaps, also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations) and to credit risk (the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations).

Advisor Shares Pure U S Cannabis Etf [Member] | AdvisorShares Pure US Cannabis ETF | Health Care Sector Risk [Member]

Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, litigation, obsolescence of technology and an increased emphasis on the delivery of health care through outpatient services.

Advisor Shares Pure U S Cannabis Etf [Member] | AdvisorShares Pure US Cannabis ETF | Pharmaceuticals Biotechnology And Life Sciences Industry Group Risk [Member]

Pharmaceuticals, Biotechnology & Life Sciences Industry Group Risk. The Fund will concentrate at least 25% of its investments in the pharmaceuticals, biotechnology & life sciences industry group within the health care sector. The business operations and profitability of companies in the pharmaceuticals, biotechnology & life sciences industry group can be significantly affected by, among other things, government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection, and intense competition.

Advisor Shares Pure U S Cannabis Etf [Member] | AdvisorShares Pure US Cannabis ETF | Cannabis Related Company Risk [Member]

Cannabis-Related Company Risk. Cannabis-related companies are subject to various laws and regulations that may differ at the state/local and federal level. These laws and regulations may significantly affect a cannabis-related company’s ability to secure financing, impact the market for marijuana business sales and services, and set limitations on marijuana use, production, transportation, and storage. In addition to regulatory action, litigation initiated by private citizens or companies could have a negative impact on the financial and/or operational status of cannabis-related companies. Cannabis-related companies may also be required to secure permits and authorizations from government agencies to cultivate or research marijuana. In addition, cannabis-related companies are subject to the risks associated with the agricultural, biotechnology, and pharmaceutical industries.

Advisor Shares Pure U S Cannabis Etf [Member] | AdvisorShares Pure US Cannabis ETF | U S Regulation Of Marijuana [Member]

U.S. Regulation of Marijuana. Although the medical use of marijuana is legal in more than half of the states, as well as the District of Columbia, and non-medical use of marijuana is legal in an increasing number of states and the District of Columbia, the possession and use of marijuana remains illegal under U.S. federal law. Actions by federal regulatory agencies, such as increased enforcement of federal marijuana laws and the prosecution of nonviolent federal drug crimes by the Department of Justice (“DOJ”), could produce a chilling effect on the industry’s growth and discourage banks from expanding their services to cannabis-related companies where such services are currently limited. This conflict between the regulation of marijuana under federal and state law creates volatility and risk for all cannabis-related companies. Because marijuana is a Schedule I controlled substance, no drug product containing cannabis or cannabis extracts has been approved for use by the Food and Drug Administration (“FDA”), nor has such a product obtained registration from the DEA for commercial production. Further, there is no guarantee that such products will ever be legally produced or sold in the U.S. Cannabis-related companies in the U.S. that engage in medical or pharmaceutical research or the production and distribution of controlled substances such as marijuana must be registered with the DEA to perform such activities and have the security, control, recordkeeping, reporting and inventory mechanisms required by the DEA to prevent drug loss and diversion. With respect to cannabis-related companies and vendors servicing such companies, the Fund will not make direct investments in the securities of companies that grow, sell, distribute, transport, or handle cannabis unless they are registered with the DEA or otherwise in compliance with U.S. federal regulations, thus allowing them to legally handle the product. In addition, because cannabis is a Schedule I controlled substance, Section 280E of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applies by its terms to the purchase and sale of medical-use cannabis products and provides that no deduction or credit is allowed for expenses incurred during a taxable year “in carrying on any trade or business if such trade or business (or the activities which comprise such trade or business) consists of trafficking in controlled substances (within the meaning of Schedules I and II of the Controlled Substances Act (“CSA”)) which is prohibited by federal law or the law of any state in which such trade or business is conducted.” The disallowance of such tax deductions will likely affect the value of cannabis-related companies. All of these factors and others may prevent cannabis-related companies from becoming profitable, which may materially reduce the value of certain Fund investments.

Advisor Shares Pure U S Cannabis Etf [Member] | AdvisorShares Pure US Cannabis ETF | Swap Agreements Risk [Member]

Swap Agreements Risk. Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant and/or cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.

Advisor Shares Q Dynamic Growth E T F [Member] | AdvisorShares Q Dynamic Growth ETF
ADVISORSHARES Q DYNAMIC GROWTH ETF NYSE Arca Ticker: QPX
INVESTMENT OBJECTIVE
The AdvisorShares Q Dynamic Growth ETF (the “Fund”) seeks to achieve long-term growth.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Advisor Shares Q Dynamic Growth E T F [Member] AdvisorShares Q Dynamic Growth ETF AdvisorShares Q Dynamic Growth ETF USD ($)
SHAREHOLDER FEES (fees paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Advisor Shares Q Dynamic Growth E T F [Member] AdvisorShares Q Dynamic Growth ETF AdvisorShares Q Dynamic Growth ETF
MANAGEMENT FEES	1.07%	[1]
DISTRIBUTION (12b-1) FEES	none
RECAPTURED FEES/EXPENSES	0.02%	[2]
OTHER EXPENSES	0.64%
ACQUIRED FUND FEES AND EXPENSES	0.19%	[3]
TOTAL ANNUAL OPERATING EXPENSES	1.92%
FEE WAIVER/EXPENSE REIMBURSEMENT	(0.28%)	[2]
TOTAL ANNUAL OPERATING EXPENSES AFTER WAIVER/REIMBURSEMENT	1.64%
[1]	The base management fee is 1.00%, which may adjust up or down by up to 0.10% based on the Fund’s performance relative to the S&P 500 Index; therefore, the management fee can range from 0.90% to 1.10%.
[2]	AdvisorShares Investments, LLC (the “Advisor”) and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 1.45% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement will remain in effect unless terminated and may be terminated without payment of any penalty (i) by AdvisorShares Trust (the “Trust”) for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees (the “Board”) may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed. The table above shows that the Advisor recaptured 0.02% during the most recent fiscal year, which is an expense of the Fund.
[3]	Total Annual Operating Expenses and Total Annual Operating Expenses After Waiver/Reimbursement in this fee table may not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of exchange-traded funds and/or money market funds in which it invests.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay when purchasing or selling shares of the Fund. If these fees were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Advisor Shares Q Dynamic Growth E T F [Member] | AdvisorShares Q Dynamic Growth ETF | AdvisorShares Q Dynamic Growth ETF | USD ($)	167	576	1,011	2,221

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 330% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed exchange-traded fund (“ETF”) that is a “fund of funds.” The Fund invests in ETFs representing all asset classes, including, but not limited to, treasury bonds, municipal bonds, investment grade corporate bonds, high-yield U.S. corporate bonds (sometimes referred to as “junk bonds”), municipal bonds, U.S. and foreign equities, commodities, and volatility products. These underlying investments may be of any market capitalization, duration, maturity, and quality.

The Advisor allocates the Fund’s portfolio using a quantitative model owned and developed by Ron Piccinini, Ph.D, of Straxen, LLC. The Advisor seeks to maximize long-term growth by providing equity-like returns in most normal market conditions except when faced with abnormal levels of implied volatility as measured by QIX™, an implied volatility index that is part of the model and also owned and developed by Mr. Piccinini. QIX™ is a weighted average, computed daily, of implied volatilities of certain large ETFs representing different market sectors in the various asset classes listed above. Implied volatility is the market’s forecast of the likelihood of changes in a given security’s price. The greater a portfolio’s volatility, the wider the fluctuations between its high and low prices. In the event of implied volatility, whether up or down, the Fund takes a defensive position and seeks short-term fixed income returns. The Advisor seeks to achieve the desired results for the Fund by calibrating its portfolio to a tail risk and expected drawdown equivalent to the overall U.S. equity market.

Tail risk is the risk that an investment’s return will move significantly beyond expectations (i.e., more than three standard deviations from its mean). Drawdown is defined as the difference between the highest peak value and the lowest trough value of an investment over a full market cycle and can be used to measure the risk of a typical investment. The term “peak to trough” refers to the stage of the business or market cycle from the end of a period of growth (peak) into declining activity and contraction until it hits its ultimate cyclical bottom (trough). Within the constraints of the expected drawdown, the model then utilizes Q Methodology™, a risk analysis program owned and developed by Mr. Piccinini, to determine the optimal risk/reward portfolio allocation. Q Methodology™ generates a set of optimal portfolios that offers the highest expected return for a defined level (which can fluctuate over time and is determined at the discretion of the Advisor) of tail risk and expected drawdown. The resulting portfolio for the Fund is composed of a diversified mix of investments, including equities, fixed income, and commodities, that are held through ETFs.

Every month the portfolio is again adjusted through the application of the model. Adjustments to the Fund’s portfolio are made to reflect the most recent portfolio mix at the discretion of the Advisor. The Fund’s strategy may frequently involve buying and selling securities, which may lead to relatively high portfolio turnover.

The Fund allocates to a defensive portfolio when implied volatility as measured by QIX™ is high and allocates to an aggressive portfolio when implied volatility as measured by QIX™ is normal. In the event of a defensive position because of high implied volatility, the Fund invests in a mix of securities resulting in low portfolio tail risk and low expected drawdown (i.e., a low volatility portfolio consisting of short-term fixed income securities).

PRINCIPAL RISKS OF INVESTING IN THE FUND
FUND PERFORMANCE

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the S&P 500 Index, which is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Calendar Year Total Returns

The Fund’s year-to-date total return as of September 30, 2024 was 15.70%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	18.88%	1Q/2023
Lowest Return	-20.73%	2Q/2022

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2023
Average Annual Total Returns - Advisor Shares Q Dynamic Growth E T F [Member] - AdvisorShares Q Dynamic Growth ETF	Label	1 Year	Since Inception	Inception Date
AdvisorShares Q Dynamic Growth ETF	Return Before Taxes Based on NAV	44.52%	6.95%	Dec. 28, 2020
AdvisorShares Q Dynamic Growth ETF | After Taxes on Distributions	Return After Taxes on Distributions	44.52%	6.95%	Dec. 28, 2020
AdvisorShares Q Dynamic Growth ETF | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	26.36%	5.38%	Dec. 28, 2020
S And P 500 Index Reflects No Deduction For Fees Expenses Or Taxes [Member]	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.29%	10.49%	Dec. 28, 2020

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation, may differ from those shown, and are not relevant if you hold your shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases, your return after taxes may exceed your return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Advisor Shares Q Dynamic Growth E T F [Member] | AdvisorShares Q Dynamic Growth ETF | All Risk [Member]

The Fund is subject to a number of risks, described below, that may affect the value of its shares including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Advisor Shares Q Dynamic Growth E T F [Member] | AdvisorShares Q Dynamic Growth ETF | Equity Risk [Member]

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Advisor Shares Q Dynamic Growth E T F [Member] | AdvisorShares Q Dynamic Growth ETF | E T F Market Risk [Member]

ETF Market Risk. In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to differences between the market price of the ETF’s shares and the underlying value of those shares. In addition, there are a limited number of institutions that act as authorized participants. If these institutions exit the business or are, for any reason, unable to process creation and/or redemption orders with respect to the Fund, or purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other authorized participant steps forward to create or redeem, or purchase or sell securities, as applicable, Fund shares may trade at a premium or discount to their net asset value (“NAV”) and possibly face operational issues such as trading halts and/or delisting. The absence of an active market in the Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares.

Advisor Shares Q Dynamic Growth E T F [Member] | AdvisorShares Q Dynamic Growth ETF | Management Risk [Member]

Management Risk. The Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.

Advisor Shares Q Dynamic Growth E T F [Member] | AdvisorShares Q Dynamic Growth ETF | Market Risk [Member]

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, uncertainties regarding interest rates, rising inflation, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Advisor Shares Q Dynamic Growth E T F [Member] | AdvisorShares Q Dynamic Growth ETF | Models And Data Risk [Member]

Models and Data Risk. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. In addition, the use of predictive models has inherent risk. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

Advisor Shares Q Dynamic Growth E T F [Member] | AdvisorShares Q Dynamic Growth ETF | Portfolio Turnover Risk [Member]

Portfolio Turnover Risk. The Fund may experience relatively high portfolio turnover, which may result in increased transaction costs and performance that is lower than expected and potentially greater tax exposure.

Advisor Shares Q Dynamic Growth E T F [Member] | AdvisorShares Q Dynamic Growth ETF | Trading Risk [Member]

Trading Risk. Shares of the Fund may trade above or below their NAV. The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NYSE Arca, Inc. (the “Exchange”), make trading in shares inadvisable.

Advisor Shares Q Dynamic Growth E T F [Member] | AdvisorShares Q Dynamic Growth ETF | Allocation Risk [Member]

Allocation Risk. The Fund’s particular allocations may have a significant effect on the Fund’s performance. Allocation risk is the risk that the selection of other ETFs for the Fund’s portfolio and the allocation of the Fund’s assets among such other ETFs will cause the Fund to underperform other funds with a similar investment objective that do not allocate their assets in the same manner or the market as a whole.

Advisor Shares Q Dynamic Growth E T F [Member] | AdvisorShares Q Dynamic Growth ETF | Underlying E T F Risk [Member]

Underlying ETF Risk. Through its investments in other ETFs, the Fund is subject to the risks associated with such other ETFs’ investments or reference assets/benchmark components, including the possibility that the value of the securities or instruments held by or linked to an ETF could decrease. These risks include any combination of the risks described below, as well as certain of the other risks described in this section. The Fund’s exposure to a particular risk will be proportionate to the Fund’s overall allocation to the ETFs and the ETFs’ asset allocation.

●	Commodity Risk. The commodities industries can be significantly affected by the level and volatility of commodity prices, world events including international monetary and political developments, import controls and worldwide competition, exploration and production spending, and tax and other government regulations and economic conditions.

●	Concentration Risk. An ETF may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is over-weighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not over-weighted in an industry, group of industries, or sector.

●	Credit Risk. Certain of the ETFs are subject to the risk that a decline in the credit quality of a portfolio investment or reference asset could cause the ETF’s share price to fall. The ETFs could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations.

●	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

●	Fixed Income Securities Risk. An ETF’s investments in, or exposure to, fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the ETF to hold securities paying lower- than-market rates of interest, which could hurt the Fund’s yield or share price.

●	Foreign Securities Risk. An ETF’s investments in, or exposure to, foreign issuers involve certain risks including, but not limited to, risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

●	High-Yield Risk. An ETF may invest in, or be exposed to, high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”). High-yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high-yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments.

●	Income Risk. An ETF may derive dividend and interest income from certain of its investments. This income can vary widely over the short- and long-term. If prevailing market interest rates drop, distribution rates of an ETF’s income producing investments may decline which then may adversely affect the Fund’s value.

●	Interest Rate Risk. An ETF’s investments in or exposure to fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an ETF’s yield will change over time. During periods when interest rates are low, an ETF’s yield (and total return) also may be low. To the extent that the investment adviser or issuer of an ETF anticipates interest rate trends imprecisely, the ETF could miss yield opportunities or its share price could fall.

●	U.S. Government Securities Risk. U.S. government securities are subject to price fluctuations and to default in the event that an agency or instrumentality defaults on an obligation not backed by the full faith and credit of the United States.

Advisor Shares Ranger Equity Bear Etf [Member] | AdvisorShares Ranger Equity Bear ETF
ADVISORSHARES RANGER EQUITY BEAR ETF NYSE Arca Ticker: HDGE
INVESTMENT OBJECTIVE
The AdvisorShares Ranger Equity Bear ETF (the “Fund”) seeks capital appreciation through short sales of domestically traded equity securities.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Advisor Shares Ranger Equity Bear Etf [Member] AdvisorShares Ranger Equity Bear ETF AdvisorShares Ranger Equity Bear ETF USD ($)
SHAREHOLDER FEES (fees paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Advisor Shares Ranger Equity Bear Etf [Member] AdvisorShares Ranger Equity Bear ETF AdvisorShares Ranger Equity Bear ETF
MANAGEMENT FEES	1.50%
DISTRIBUTION (12b-1) FEES	none
Component1 Other Expenses	1.86%
Component2 Other Expenses	0.26%
OTHER EXPENSES	2.12%
ACQUIRED FUND FEES AND EXPENSES	0.06%	[1]
TOTAL ANNUAL OPERATING EXPENSES	3.68%
[1]	Total Annual Operating Expenses in this fee table may not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of exchange-traded funds (including an affiliated ETF) and/or money market funds in which it invested.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay when purchasing or selling shares of the Fund. If these fees were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Advisor Shares Ranger Equity Bear Etf [Member] | AdvisorShares Ranger Equity Bear ETF | AdvisorShares Ranger Equity Bear ETF | USD ($)	370	1,126	1,902	3,932

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 912% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed exchange-traded fund (“ETF”). Ranger Alternative Management, L.P. (the “Sub-Advisor”) seeks to achieve the Fund’s investment objective by short selling a portfolio of liquid mid- and large-cap U.S. exchange-traded equity securities, ETFs, exchange-traded notes (“ETNs”), and other exchange-traded products (collectively with ETFs and ETNs, “ETPs”). Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in short positions in equity securities.

The Sub-Advisor implements a bottom-up, fundamental, research driven security selection process that seeks to identify securities with low earnings quality or aggressive accounting that may tend to mask operational deterioration and bolster the reported earnings per share over a short time period. In addition to these issues, the Sub-Advisor seeks to identify earnings driven events that may act as a catalyst to the price decline of a security, such as downwards earnings revisions or reduced forward earnings outlook. In addition to extensive quantitative analysis, careful consideration is given to qualitative analysis. The assessment of the management team, accounting practices, corporate governance and the company’s competitive advantage are all key items. Once these quantitative and qualitative characteristics are thoroughly analyzed, the Sub-Advisor then determines if there is sufficient return to the stock price to warrant an investment. Once a position is included in the Fund’s portfolio, it is subject to regular fundamental and technical risk management review. This continual review process seeks to identify problem positions early and enhances performance by removing them before they become significant issues for the portfolio. The Fund’s strategy may frequently involve buying and selling securities, which may lead to relatively high portfolio turnover.

On a day-to-day basis, for investment purposes and to cover its short positions, the Fund may hold U.S. government securities, short-term high quality fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and cash equivalents with maturities of one year or less, and ETFs that invest in these types of instruments.

PRINCIPAL RISKS OF INVESTING IN THE FUND
FUND PERFORMANCE

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the S&P 500 Index, which is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Calendar Year Total Returns

The Fund’s year-to-date total return as of September 30, 2024 was -2.42%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	30.33%	2Q/2022
Lowest Return	-32.41%	4Q/2020

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2023
Average Annual Total Returns - Advisor Shares Ranger Equity Bear Etf [Member] - AdvisorShares Ranger Equity Bear ETF	Label	1 Year	5 Years	10 Years
AdvisorShares Ranger Equity Bear ETF	Return Before Taxes Based on NAV	(27.07%)	(24.24%)	(16.50%)
AdvisorShares Ranger Equity Bear ETF | After Taxes on Distributions	Return After Taxes on Distributions	(29.69%)	(24.80%)	(16.81%)
AdvisorShares Ranger Equity Bear ETF | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(16.03%)	(15.75%)	(9.69%)
S And P 500 Index Reflects No Deduction For Fees Expenses Or Taxes [Member]	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.29%	15.69%	12.03%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation, may differ from those shown, and are not relevant if you hold your shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases, your return after taxes may exceed your return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Advisor Shares Ranger Equity Bear Etf [Member] | AdvisorShares Ranger Equity Bear ETF | All Risk [Member]

The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Advisor Shares Ranger Equity Bear Etf [Member] | AdvisorShares Ranger Equity Bear ETF | Equity Risk [Member]

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Advisor Shares Ranger Equity Bear Etf [Member] | AdvisorShares Ranger Equity Bear ETF | E T F Market Risk [Member]

ETF Market Risk. In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to differences between the market price of the ETF’s shares and the underlying value of those shares. In addition, there are a limited number of institutions that act as authorized participants. If these institutions exit the business or are, for any reason, unable to process creation and/or redemption orders with respect to the Fund, or purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other authorized participant steps forward to create or redeem, or purchase or sell securities, as applicable, Fund shares may trade at a premium or discount to their net asset value (“NAV”) and possibly face operational issues such as trading halts and/or delisting. The absence of an active market in the Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares.

Advisor Shares Ranger Equity Bear Etf [Member] | AdvisorShares Ranger Equity Bear ETF | Management Risk [Member]

Management Risk. The Sub-Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Sub-Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.

Advisor Shares Ranger Equity Bear Etf [Member] | AdvisorShares Ranger Equity Bear ETF | Market Risk [Member]

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, uncertainties regarding interest rates, rising inflation, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Advisor Shares Ranger Equity Bear Etf [Member] | AdvisorShares Ranger Equity Bear ETF | Portfolio Turnover Risk [Member]
Portfolio Turnover Risk. The Fund may experience relatively high portfolio turnover, which may result in increased transaction costs and Fund performance that is lower than expected.
Advisor Shares Ranger Equity Bear Etf [Member] | AdvisorShares Ranger Equity Bear ETF | Trading Risk [Member]

Trading Risk. Shares of the Fund may trade above or below their net asset value NAV. The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NYSE Arca, Inc. (the “Exchange”), make trading in shares inadvisable.

Advisor Shares Ranger Equity Bear Etf [Member] | AdvisorShares Ranger Equity Bear ETF | Large Capitalization Risk [Member]

Large-Capitalization Risk. Large-cap stocks tend to go in and out of favor based on market and economic conditions. Additionally, larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies.

Advisor Shares Ranger Equity Bear Etf [Member] | AdvisorShares Ranger Equity Bear ETF | Short Sales Risk [Member]

Short Sales Risk. Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. Because a short position loses value as the security’s price increases, the loss on a short sale is theoretically unlimited. Short sales involve leverage because the Fund borrows securities and then sells them, effectively leveraging its assets. The use of leverage may magnify gains or losses for the Fund.

Advisor Shares Ranger Equity Bear Etf [Member] | AdvisorShares Ranger Equity Bear ETF | Mid Capitalization Risk [Member]

Mid-Capitalization Risk. Mid-cap companies may be more volatile and more likely than large-cap companies to have limited product lines, markets, or financial resources, and to depend on a few key employees. Returns on investments in stocks of mid-cap companies could trail the returns on investments in stocks of large-cap companies or the equity market as a whole.

Advisor Shares Ranger Equity Bear Etf [Member] | AdvisorShares Ranger Equity Bear ETF | Exchange Traded Note Risk [Member]

Exchange-Traded Note Risk. ETNs are senior, unsecured unsubordinated debt securities issued by an underwriting bank that are designed to provide returns that are linked to a particular reference asset or benchmark less investor fees. ETNs have a maturity date and generally are backed only by the creditworthiness of the issuer. As a result, the value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market (e.g., the commodities market), changes in the applicable interest rates, and changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the underlying referenced market. ETNs also may be subject to commodities market risk and credit risk.

Advisor Shares Ranger Equity Bear Etf [Member] | AdvisorShares Ranger Equity Bear ETF | Exchange Traded Product Risk [Member]

Exchange-Traded Product Risk. The Fund may invest in (or short) certain ETPs. Through its positions in ETPs, the Fund is subject to the risks associated the ETPs’ investments, or reference assets/benchmark components in the case of ETNs, including the possibility that the value of the securities or instruments held by or linked to an ETP could decrease (or increase in the case of short positions). An ETP’s lack of liquidity can result in its value being more volatile than the underlying portfolio investment or reference assets/benchmark components. In addition, certain ETPs may hold common portfolio positions, thereby reducing any diversification benefits.

Advisor Shares Ranger Equity Bear Etf [Member] | AdvisorShares Ranger Equity Bear ETF | Fixed Income Securities Risk [Member]

Fixed Income Securities Risk. The Fund may be exposed to fixed income risk through its short positions in ETPs that primarily invest in, or have exposure to, fixed income securities. The value of an ETP’s portfolio of fixed income securities, or an ETN’s reference assets/benchmark components, will change in response to interest rate changes and other factors, such as the perception of the issuers’ creditworthiness. During periods of falling interest rates, the value of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the value of fixed income securities generally decline.

Advisor Shares Ranger Equity Bear Etf [Member] | AdvisorShares Ranger Equity Bear ETF | Illiquid Investments Risk [Member]

Illiquid Investments Risk. This risk exists when particular Fund investments are difficult to purchase or sell, which can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.

Advisor Shares Restaurant E T F [Member] | AdvisorShares Restaurant ETF
ADVISORSHARES RESTAURANT ETF NYSE Arca Ticker: EATZ
INVESTMENT OBJECTIVE
The AdvisorShares Restaurant ETF (the “Fund”) seeks long-term capital appreciation.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Advisor Shares Restaurant E T F [Member] AdvisorShares Restaurant ETF AdvisorShares Restaurant ETF USD ($)
SHAREHOLDER FEES (fees paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Advisor Shares Restaurant E T F [Member] AdvisorShares Restaurant ETF AdvisorShares Restaurant ETF
MANAGEMENT FEES	0.60%
DISTRIBUTION (12b-1) FEES	none
OTHER EXPENSES	4.35%
ACQUIRED FUND FEES AND EXPENSES	0.02%	[1]
TOTAL ANNUAL OPERATING EXPENSES	4.97%
FEE WAIVER/EXPENSE REIMBURSEMENT	(3.96%)	[2]
TOTAL ANNUAL OPERATING EXPENSES AFTER WAIVER/REIMBURSEMENT	1.01%
[1]	Total Annual Operating Expenses and Total Annual Operating Expenses After Waiver/Reimbursement in this fee table may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of money market funds in which it invests.
[2]	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.99% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement will remain in effect unless terminated and may be terminated, without payment of any penalty, (i) by AdvisorShares Trust (the “Trust”) for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees (the “Board”) may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay when purchasing or selling shares of the Fund. If these fees were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Advisor Shares Restaurant E T F [Member] | AdvisorShares Restaurant ETF | AdvisorShares Restaurant ETF | USD ($)	103	1,137	2,172	4,761

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies that derive at least 50% of their net revenue from the restaurant business. The Fund defines companies in the restaurant business as those in the Restaurant Sub-Industry, which consists of owners and operators of restaurants, bars, pubs, and fast food or take out facilities as well as companies that provide food catering services.

The Fund invests primarily in U.S. exchange listed equity securities, including common and preferred stock and American Depositary Receipts (“ADRs”). ADRs are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly listed company. The investment strategy typically identifies a wide variety of large- and mid-capitalization stocks, as well as numerous small- and micro-capitalization stocks.

The Fund will concentrate at least 25% of its investments in the hotels, restaurants & leisure industry within the consumer discretionary sector. The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund.

The Advisor may use a variety of methods for security selection. As the Fund primarily focuses on one business area, the Advisor intends to select companies with dominant positions in that market or those in unique positions for growth and expansion. The Advisor will utilize numerous outside analyst ratings and stock selection rating tools. In addition, the Advisor may invest the Fund’s assets in lesser-known companies that the Advisor believes have a unique opportunity for growth. At times, the Advisor may aim to buy certain out-of-favor stocks believed to be at prices below their future potential value, as measured by the Advisor or outside analysts. The Fund may sell a security when the Advisor believes that the security is overvalued or better investment opportunities are available, or to limit position size within the Fund’s portfolio. The Fund’s strategy may involve frequent buying and selling securities, which may lead to relatively high portfolio turnover.

PRINCIPAL RISKS OF INVESTING IN THE FUND
FUND PERFORMANCE

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the S&P 500 Index, which is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Calendar Year Total Returns

The Fund’s year-to-date total return as of September 30, 2024 was 17.41%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	20.41%	4Q/2023
Lowest Return	-22.35%	2Q/2022

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2023
Average Annual Total Returns - Advisor Shares Restaurant E T F [Member] - AdvisorShares Restaurant ETF	Label	1 Year	Since Inception	Inception Date
AdvisorShares Restaurant ETF	Return Before Taxes Based on NAV	25.37%	(1.97%)	Apr. 20, 2021
AdvisorShares Restaurant ETF | After Taxes on Distributions	Return After Taxes on Distributions	25.12%	(2.33%)	Apr. 20, 2021
AdvisorShares Restaurant ETF | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	15.02%	(1.63%)	Apr. 20, 2021
S And P 500 Index Reflects No Deduction For Fees Expenses Or Taxes [Member]	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.29%	6.84%	Apr. 20, 2021

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation, may differ from those shown, and are not relevant if you hold your shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases, your return after taxes may exceed your return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Advisor Shares Restaurant E T F [Member] | AdvisorShares Restaurant ETF | All Risk [Member]

The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Advisor Shares Restaurant E T F [Member] | AdvisorShares Restaurant ETF | American Depositary Receipt Risk [Member]

American Depositary Receipt Risk. ADRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries, changes in the exchange rates of, or exchange control regulations associated with, foreign currencies, and differing accounting, auditing, financial reporting, and legal standards and practices. In addition, investments in ADRs may be less liquid than the underlying securities in their primary trading market.

Advisor Shares Restaurant E T F [Member] | AdvisorShares Restaurant ETF | Equity Risk [Member]

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Advisor Shares Restaurant E T F [Member] | AdvisorShares Restaurant ETF | E T F Market Risk [Member]

ETF Market Risk. In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to differences between the market price of the ETF’s shares and the underlying value of those shares. In addition, there are a limited number of institutions that act as authorized participants. If these institutions exit the business or are, for any reason, unable to process creation and/or redemption orders with respect to the Fund, or purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other authorized participant steps forward to create or redeem, or purchase or sell securities, as applicable, Fund shares may trade at a premium or discount to their net asset value (“NAV”) and possibly face operational issues such as trading halts and/or delisting. The absence of an active market in the Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares.

Advisor Shares Restaurant E T F [Member] | AdvisorShares Restaurant ETF | Management Risk [Member]

Management Risk. The Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.

Advisor Shares Restaurant E T F [Member] | AdvisorShares Restaurant ETF | Market Risk [Member]

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, uncertainties regarding interest rates, rising inflation, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Advisor Shares Restaurant E T F [Member] | AdvisorShares Restaurant ETF | Portfolio Turnover Risk [Member]
Portfolio Turnover Risk. The Fund may experience relatively high portfolio turnover, which may result in increased transaction costs and Fund performance that is lower than expected.
Advisor Shares Restaurant E T F [Member] | AdvisorShares Restaurant ETF | Trading Risk [Member]

Trading Risk. Shares of the Fund may trade above or below their NAV. The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NYSE Arca, Inc. (the “Exchange”), make trading in shares inadvisable.

Advisor Shares Restaurant E T F [Member] | AdvisorShares Restaurant ETF | Large Capitalization Risk [Member]

Large-Capitalization Risk. Large-cap securities tend to go in and out of favor based on market and economic conditions. Additionally, larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies.

Advisor Shares Restaurant E T F [Member] | AdvisorShares Restaurant ETF | Mid Capitalization Risk [Member]

Mid-Capitalization Risk. Mid-cap companies may be more volatile and more likely than large-cap companies to have limited product lines, markets, or financial resources, and to depend on a few key employees. Returns on investments in stocks of mid-cap companies could trail the returns on investments in stocks of large-cap companies or the equity market as a whole.

Advisor Shares Restaurant E T F [Member] | AdvisorShares Restaurant ETF | Small And Micro Capitalization Risk [Member]

Small- and Micro-Capitalization Risk. Security prices of small-cap companies may be more volatile than those of larger companies and, therefore, the Fund’s share price may be more volatile than it would be if it did not invest in small-cap companies. These risks are even greater for micro-cap companies.

Advisor Shares Restaurant E T F [Member] | AdvisorShares Restaurant ETF | Growth Investing Risk [Member]

Growth Investing Risk. Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Advisor Shares Restaurant E T F [Member] | AdvisorShares Restaurant ETF | Non Diversification Risk [Member]

Non-Diversification Risk. As a non-diversified fund under the federal securities laws, the Fund may invest a greater percentage of its assets in a particular issuer and hold a smaller number of portfolio securities; therefore, the value of the Fund’s shares may be more volatile than the value of shares of more diversified funds.

Advisor Shares Restaurant E T F [Member] | AdvisorShares Restaurant ETF | Consumer Discretionary Sector Risk [Member]

Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the consumer discretionary sector. The manufacturing segment of the consumer discretionary sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer discretionary sector. The performance of companies operating in the consumer discretionary sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the consumer discretionary sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Hotels, Restaurants & Leisure Industry Risk. The hotels, restaurants & leisure industry includes owners and operators of casinos and gaming facilities, hotels, resorts and cruise-ships, other leisure facilities (e.g., sport and fitness centers, stadiums, golf courses and amusement parks), and restaurants, bars, pubs, fast-food or take-out facilities. The hotels, restaurants & leisure industry is highly competitive and relies heavily on consumer spending for success. The prices of securities of companies in the hotels, restaurants & leisure industry may fluctuate widely due to general economic conditions, consumer spending and the availability of disposable income, changing consumer tastes and preferences and consumer demographics. Companies involved in the hotels, restaurants & leisure industry may be affected by the availability and expense of liability insurance. Legislative or regulatory changes and increased government supervision also may affect companies in the hotels, restaurants & leisure industry.

Restaurant Sub-Industry Risk. Companies owning and operating restaurants may be affected by the performance of the domestic and international economy, interest rates, rates of inflation, exchange rates, competition, consumer confidence and reputational damage. The Fund’s performance will be sensitive to changes in, and will depend to a greater extent on, the overall condition of the restaurant sub-industry. The success of companies owning and operating restaurants depends heavily on disposable household income and consumer spending, and changes in demographics and consumer preferences can affect the success of such companies. These companies may be subject to severe competition, which may have an adverse impact on their profitability. In addition, restaurants may be affected by nutritional and health concerns, and federal, state and local food inspection and processing controls. Changes in labor laws and other labor issues, such as increased labor costs, could adversely affect the financial performance of such companies. Companies owning and operating restaurants may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, spread of infectious diseases or other public health issues, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Advisor Shares Restaurant E T F [Member] | AdvisorShares Restaurant ETF | Value Investing Risk [Member]

Value Investing Risk. Because the Fund may utilize a value style of investing, the Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Advisor’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong.

Advisor Shares S T A R Global Buy Write E T F [Member] | AdvisorShares STAR Global Buy-Write ETF
ADVISORSHARES STAR GLOBAL BUY-WRITE ETF NYSE Arca Ticker: VEGA
INVESTMENT OBJECTIVE
The AdvisorShares STAR Global Buy-Write ETF (the “Fund”) seeks consistent repeatable returns across all market cycles.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Advisor Shares S T A R Global Buy Write E T F [Member] AdvisorShares STAR Global Buy-Write ETF AdvisorShares STAR Global Buy-Write ETF USD ($)
SHAREHOLDER FEES (fees paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Advisor Shares S T A R Global Buy Write E T F [Member] AdvisorShares STAR Global Buy-Write ETF AdvisorShares STAR Global Buy-Write ETF
MANAGEMENT FEES	0.85%
DISTRIBUTION (12b-1) FEES	none
OTHER EXPENSES	0.35%
ACQUIRED FUND FEES AND EXPENSES	0.17%	[1]
TOTAL ANNUAL OPERATING EXPENSES	1.37%
[1]	Total Annual Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of any money market fund and/or affiliated ETF in which it invested.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay when purchasing or selling shares of the Fund. If these fees were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Advisor Shares S T A R Global Buy Write E T F [Member] | AdvisorShares STAR Global Buy-Write ETF | AdvisorShares STAR Global Buy-Write ETF | USD ($)	139	434	750	1,646

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed exchange-traded fund (“ETF”) that is primarily a “fund of funds.” The Fund invests in ETFs and exchange-traded notes (“ETNs”) that seek to track a diversified basket of global indices and investment sectors that meet certain selection criteria established by CreativeOne Wealth, LLC (the “Sub-Advisor”). The Fund also may invest, subject to the same selection criteria, in exchange-traded products that invest directly in commodities or currencies and that are registered only pursuant to the Securities Act of 1933 (collectively with ETFs and ETNs, “ETPs”). The selection criteria include size, historical track record, diversification among indices, the correlation of an index to other indices and an ability to write covered call options on the particular ETP. The Fund also may invest in individual securities. Individual security selection criteria include fundamental, behavior, qualitative and macro-economic data. The Sub-Advisor may dispose of the Fund’s interest in an ETP or a particular security if it no longer meets the selection criteria. The Fund invests globally, which means that the Sub-Advisor invests anywhere in the world across a variety of asset classes and sectors.

The Sub-Advisor seeks to achieve the Fund’s investment objective by using a proprietary strategy known as Volatility Enhanced Global Appreciation (“VEGA”). Through its investment selection, the Sub-Advisor strives for participation in the appreciation of the underlying assets while reducing the overall volatility of a global portfolio through the use of options.

The option strategies used by the Sub-Advisor are limited to covered call writing, selling cash-secured puts, and purchasing protective puts. These options strategies are intended to reduce risk. Covered call writing is when the owner of a security sells the right to someone else to purchase the security at a specified price within a specified time period. The owner receives a premium or payment for giving up the right to gains above the specified price within the defined period. In the event the price does not reach the target within the time period, it expires and the owner of the underlying security keeps the payment. Covered calls are sold on up to 100% of the underlying positions that have options available based upon volatility and its impact on the targeted beta of the overall portfolio. Selling cash-secured puts is when we sell the right to someone to sell us a security at a specified price within a specified time period. This price is generally below the current market value of the underlying security. Cash is used to secure the transaction so that if the put is exercised, and we are required to purchase the underlying security, the cash has already been set aside. Purchasing protective puts is when we purchase the right to sell someone a security at a specified price within a specified time period. There is an associated cost, but in the event the underlying security declines, ownership of the put can potentially help reduce the downside risk. In the event the market rises, the cost of the option can be lost. Through use of the above methods, the Sub-Advisor seeks to provide a strategy that allows for growth with reduced volatility as compared to the underlying portfolio benchmark.

To the extent cash and cash equivalents in the Fund’s portfolio serve as collateral for cash-secured put options, such cash and cash equivalents may not be invested in ETPs, additional options, other securities or other similar investments in pursuit of the Fund’s investment objective. Rather, on a day-to-day basis, such collateral may be invested in U.S. government securities, short-term, high quality fixed income securities, money market instruments, cash, and other cash equivalents with maturities of one year or less, or ETPs that hold such investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND
FUND PERFORMANCE

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the MSCI All Country World Index (Net), which is an unmanaged free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Calendar Year Total Returns

The Fund’s year-to-date total return as of September 30, 2024 was 12.53%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	11.54%	2Q/2020
Lowest Return	-15.78%	1Q/2020

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2023
Average Annual Total Returns - Advisor Shares S T A R Global Buy Write E T F [Member] - AdvisorShares STAR Global Buy-Write ETF	Label	1 Year	5 Years	10 Years
AdvisorShares STAR Global Buy-Write ETF	Return Before Taxes Based on NAV	15.49%	7.23%	5.15%
AdvisorShares STAR Global Buy-Write ETF | After Taxes on Distributions	Return After Taxes on Distributions	14.97%	6.94%	4.95%
AdvisorShares STAR Global Buy-Write ETF | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	9.17%	5.59%	4.04%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	22.20%	11.72%	7.93%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation, may differ from those shown, and are not relevant if you hold your shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases, your return after taxes may exceed your return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Advisor Shares S T A R Global Buy Write E T F [Member] | AdvisorShares STAR Global Buy-Write ETF | All Risk [Member]

The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Advisor Shares S T A R Global Buy Write E T F [Member] | AdvisorShares STAR Global Buy-Write ETF | E T F Market Risk [Member]

ETF Market Risk. In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to differences between the market price of the ETF’s shares and the underlying value of those shares. In addition, there are a limited number of institutions that act as authorized participants. If these institutions exit the business or are, for any reason, unable to process creation and/or redemption orders with respect to the Fund, or purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other authorized participant steps forward to create or redeem, or purchase or sell securities, as applicable, Fund shares may trade at a premium or discount to their net asset value (“NAV”) and possibly face operational issues such as trading halts and/or delisting. The absence of an active market in the Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares.

Advisor Shares S T A R Global Buy Write E T F [Member] | AdvisorShares STAR Global Buy-Write ETF | Management Risk [Member]

Management Risk. The Sub-Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Sub-Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.

Advisor Shares S T A R Global Buy Write E T F [Member] | AdvisorShares STAR Global Buy-Write ETF | Market Risk [Member]

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, uncertainties regarding interest rates, rising inflation, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Advisor Shares S T A R Global Buy Write E T F [Member] | AdvisorShares STAR Global Buy-Write ETF | Trading Risk [Member]

Trading Risk. Shares of the Fund may trade above or below their NAV. The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NYSE Arca, Inc. (the “Exchange”), make trading in shares inadvisable.

Advisor Shares S T A R Global Buy Write E T F [Member] | AdvisorShares STAR Global Buy-Write ETF | Allocation Risk [Member]

Allocation Risk. The Fund’s particular allocations may have a significant effect on the Fund’s performance. Allocation risk is the risk that the selection of ETPs for the Fund’s portfolio and the allocation of the Fund’s assets among such ETPs will cause the Fund to underperform other funds with a similar investment objective that do not allocate their assets in the same manner or the market as a whole.

Advisor Shares S T A R Global Buy Write E T F [Member] | AdvisorShares STAR Global Buy-Write ETF | Exchange Traded Note Risk [Member]

Exchange-Traded Note Risk. ETNs are senior, unsecured unsubordinated debt securities issued by an underwriting bank that are designed to provide returns that are linked to a particular reference asset or benchmark less investor fees. ETNs have a maturity date and generally are backed only by the creditworthiness of the issuer. As a result, the value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market (e.g., the commodities market), changes in the applicable interest rates, and changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the underlying market. ETNs also may be subject to commodities market risk and credit risk.

Advisor Shares S T A R Global Buy Write E T F [Member] | AdvisorShares STAR Global Buy-Write ETF | Derivatives Risk [Member]

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). Many derivatives (including option contracts) create leverage thereby causing the Fund to be more volatile than it would be if it had not invested in derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations) and to credit risk (the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations).

Options Risk. Selling (writing) and buying options are speculative activities and entail greater than ordinary investment risks. The Fund’s use of put options can lead to losses because of adverse movements in the price or value of the underlying asset, which may be magnified by certain features of the options. When selling a put option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is below the strike price by an amount equal to or greater than the premium. Purchasing of put options involves the payment of premiums, which may adversely affect the Fund’s performance. Purchasing a put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. Purchased put options may expire unexercised, resulting in the Fund’s loss of the premium it paid for the option.

The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s underlying asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the underlying asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying asset. The Fund’s use of options may reduce the Fund’s ability to profit from increases in the value of the underlying asset. If the price of the underlying asset of an option is above the strike price of a written put option, the value of the option, and consequently of the Fund, may decline significantly more than if the Fund invested directly in the underlying asset instead of using options. While the Fund will segregate liquid assets at least equal in value to the maximum potential loss for the Fund, the Fund could still lose a significant amount or nearly all of its value if the price of an underlying asset changes significantly enough.

When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires unexercised, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying stocks do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.

Advisor Shares S T A R Global Buy Write E T F [Member] | AdvisorShares STAR Global Buy-Write ETF | Tax Risk [Member]

Tax Risk. If positions held by the Fund pursuant to its covered call strategy were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury Regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment in the hands of non-corporate shareholders or be eligible for the dividends received deduction for corporate shareholders. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions.

Advisor Shares S T A R Global Buy Write E T F [Member] | AdvisorShares STAR Global Buy-Write ETF | Exchange Traded Product Risk [Member]

Exchange-Traded Product Risk. Through its investments in ETPs, the Fund is subject to the risks associated with the ETPs’ investments or reference assets/benchmark components, including the possibility that the value of the securities or instruments held by or linked to an ETP could decrease. These risks include any combination of the risks described below, as well as certain of the other risks described in this section. The Fund’s exposure to a particular risk will be proportionate to the Fund’s overall allocation to the ETPs and the ETPs’ asset allocation.

●	Commodity Risk. An ETP’s investment in commodities or commodity-linked derivative instruments may subject the ETP (and indirectly the Fund) to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodities and commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

●	Concentration Risk. An ETP may, at various times, concentrate in the securities or commodities of a particular industry, group of industries, market sector or geographic region. To the extent an ETP’s investments are so concentrated, the Fund may be adversely affected by political, regulatory, and market conditions affecting the particular industry, group of industries, market sector or geographic region.

●	Counterparty Risk. Commodity-linked derivatives, repurchase agreements, swap agreements and other forms of financial instruments that involve counterparties subject an ETP to the risk that the counterparty could default on its obligations under the agreement, either through the counterparty’s bankruptcy or failure to perform its obligations.

●	Credit Risk. Certain of the ETPs are subject to the risk that a decline in the credit quality of a portfolio investment or a counterparty to a portfolio investment could cause the ETP’s share price to fall. The ETPs could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations.

●	Emerging Markets Risk. There is an increased risk of price volatility associated with an ETP’s investments in, or exposure to, emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

●	Equity Risk. The prices of equity securities in which an ETP invests or is exposed to rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the securities market as a whole.

●	Foreign Currency Risk. Currency movements may negatively impact the value of an ETP portfolio security even when there is no change in the value of the security in the issuer’s home country. Certain ETPs may not hedge against the risk of currency exchange rate fluctuations, while other ETPs may if there is volatility in currency exchange rates.

●	Foreign Securities Risk. An ETP’s investments in, or exposure to, foreign issuers involve certain risks including, but not limited to, risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

●	Large-Capitalization Risk. An ETP may invest in large-capitalization companies. Large-cap securities tend to go in and out of favor based on market and economic conditions. Additionally, larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies.

●	Mid-Capitalization Risk. An ETP may invest in mid-capitalization companies. Mid-cap companies may be more volatile and more likely than large-cap companies to have limited product lines, markets, or financial resources, and to depend on a few key employees. Returns on investments in stocks of mid-cap companies could trail the returns on investments in stocks of large-cap companies or the equity market as a whole.

●	Small-Capitalization Risk. An ETP may invest in small-capitalization companies. Small-cap companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small-cap companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends. During a period when the performance of small-cap stocks falls behind that of other types of investments, such as large-cap stocks, the ETP’s performance could be adversely affected.

●	Tracking Error Risk. Tracking error can arise due to factors such as the effect of transaction fees and expenses incurred by an ETP, changes in composition of the ETP’s benchmark, and the ability of the ETP manager or sponsor to successfully implement his or her investment strategy.

Advisor Shares S T A R Global Buy Write E T F [Member] | AdvisorShares STAR Global Buy-Write ETF | Illiquid Investments Risk [Member]

Illiquid Investments Risk. This risk exists when particular Fund investments are difficult to purchase or sell, which can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.

Advisor Shares Vice E T F [Member] | AdvisorShares Vice ETF
ADVISORSHARES VICE ETF NYSE Arca Ticker: VICE
INVESTMENT OBJECTIVE
The AdvisorShares Vice ETF (the “Fund”) seeks long-term capital appreciation.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Advisor Shares Vice E T F [Member] AdvisorShares Vice ETF AdvisorShares Vice ETF USD ($)
SHAREHOLDER FEES (fees paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Advisor Shares Vice E T F [Member] AdvisorShares Vice ETF AdvisorShares Vice ETF
MANAGEMENT FEES	0.60%
DISTRIBUTION (12b-1) FEES	none
OTHER EXPENSES	1.58%
TOTAL ANNUAL OPERATING EXPENSES	2.18%
FEE WAIVER/EXPENSE REIMBURSEMENT	(1.19%)	[1]
TOTAL ANNUAL OPERATING EXPENSES AFTER WAIVER/REIMBURSEMENT	0.99%
[1]	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.99% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement will remain in effect unless terminated and may be terminated, without payment of any penalty, (i) by AdvisorShares Trust (the “Trust”) for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees (the “Board”) may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay when purchasing or selling shares of the Fund. If these fees were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Advisor Shares Vice E T F [Member] | AdvisorShares Vice ETF | AdvisorShares Vice ETF | USD ($)	101	567	1,060	2,420

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 124% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of (i) companies that derive at least 50% of their net revenue from tobacco and alcoholic beverages, (ii) companies that derive at least 50% of their net revenue from the food and beverage industry, and (iii) companies that derive at least 50% of their net revenue from gaming activities. The term “gaming activities” includes casinos and casino hotels, sports betting (including internet gambling and racetracks), and lottery services as well as gaming services, gaming technology and gaming equipment (including video games and esports).

The Fund invests primarily in U.S. exchange listed equity securities, including common and preferred stock and American Depositary Receipts (“ADRs”). ADRs are securities traded on a local stock exchange that represent interests in securities issued by a foreign publicly listed company. The investment strategy typically identifies a wide variety of large- and mid-capitalization stocks, as well as numerous small- and micro-cap stocks.

The Fund concentrates at least 25% of its investments in the food, beverage & tobacco industry group within the consumer staples sector. In addition to its investment in securities of companies that derive a significant portion of their assets or revenue from tobacco and alcoholic beverages, the food and beverage industry, and gaming activities, the Fund also will seek to invest in equity securities of companies that, in the opinion of the Advisor, engage in other vice-related business activities.

The Advisor may use a variety of methods for security selection and will seek to focus on firms that are fundamentally sound and have shown consistency in their financial results and earnings quality. As the Fund primarily focuses on certain industries, the Advisor intends to select companies with strong operating histories and dominant positions in their respective markets. The Advisor will utilize numerous outside analyst ratings and stock selection rating tools. In addition, the Advisor may invest the Fund’s assets in lesser-known companies that the Advisor believes have a unique opportunity for growth. At times, the Advisor may aim to buy certain out-of-favor stocks believed to be at prices below their intrinsic value, as measured by the Advisor or outside analysts. The Fund may sell a security when the Advisor believes that the security is overvalued or better investment opportunities are available, or to limit position size within the Fund’s portfolio. The Fund’s strategy may frequently involve buying and selling securities, which may lead to relatively high portfolio turnover.

PRINCIPAL RISKS OF INVESTING IN THE FUND
FUND PERFORMANCE

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the S&P 500 Index, which is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Calendar Year Total Returns

The Fund’s year-to-date total return as of September 30, 2024 was 18.02%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	19.18%	2Q/2020
Lowest Return	-23.87%	1Q/2020

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2023
Average Annual Total Returns - Advisor Shares Vice E T F [Member] - AdvisorShares Vice ETF	Label	1 Year	5 Years	Since Inception	Inception Date
AdvisorShares Vice ETF	Return Before Taxes Based on NAV	3.10%	6.21%	2.85%	Dec. 11, 2017
AdvisorShares Vice ETF | After Taxes on Distributions	Return After Taxes on Distributions	2.40%	5.66%	2.33%	Dec. 11, 2017
AdvisorShares Vice ETF | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	1.83%	4.67%	2.03%	Dec. 11, 2017
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.29%	15.69%	12.07%	Dec. 11, 2017

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation, may differ from those shown, and are not relevant if you hold your shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases, your return after taxes may exceed your return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Advisor Shares Vice E T F [Member] | AdvisorShares Vice ETF | All Risk [Member]

The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Advisor Shares Vice E T F [Member] | AdvisorShares Vice ETF | American Depositary Receipt Risk [Member]

American Depositary Receipt Risk. ADRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries, changes in the exchange rates of, or exchange control regulations associated with, foreign currencies, and differing accounting, auditing, financial reporting, and legal standards and practices. In addition, investments in ADRs may be less liquid than the underlying securities in their primary trading market.

Advisor Shares Vice E T F [Member] | AdvisorShares Vice ETF | Equity Risk [Member]

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Advisor Shares Vice E T F [Member] | AdvisorShares Vice ETF | E T F Market Risk [Member]

ETF Market Risk. In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to differences between the market price of the ETF’s shares and the underlying value of those shares. In addition, there are a limited number of institutions that act as authorized participants. If these institutions exit the business or are, for any reason, unable to process creation and/or redemption orders with respect to the Fund, or purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other authorized participant steps forward to create or redeem, or purchase or sell securities, as applicable, Fund shares may trade at a premium or discount to their net asset value (“NAV”) and possibly face operational issues such as trading halts and/or delisting. The absence of an active market in the Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares.

Advisor Shares Vice E T F [Member] | AdvisorShares Vice ETF | Management Risk [Member]

Management Risk. The Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.

Advisor Shares Vice E T F [Member] | AdvisorShares Vice ETF | Market Risk [Member]

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, uncertainties regarding interest rates, rising inflation, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Advisor Shares Vice E T F [Member] | AdvisorShares Vice ETF | Portfolio Turnover Risk [Member]
Portfolio Turnover Risk. The Fund may experience relatively high portfolio turnover, which may result in increased transaction costs and Fund performance that is lower than expected.
Advisor Shares Vice E T F [Member] | AdvisorShares Vice ETF | Trading Risk [Member]

Trading Risk. Shares of the Fund may trade above or below their NAV. The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NYSE Arca, Inc. (the “Exchange”), make trading in shares inadvisable.

Advisor Shares Vice E T F [Member] | AdvisorShares Vice ETF | Large Capitalization Risk [Member]

Large-Capitalization Risk. Large-cap securities tend to go in and out of favor based on market and economic conditions. Additionally, larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies.

Advisor Shares Vice E T F [Member] | AdvisorShares Vice ETF | Mid Capitalization Risk [Member]

Mid-Capitalization Risk. Mid-cap companies may be more volatile and more likely than large-cap companies to have limited product lines, markets, or financial resources, and to depend on a few key employees. Returns on investments in stocks of mid-cap companies could trail the returns on investments in stocks of large-cap companies or the equity market as a whole.

Advisor Shares Vice E T F [Member] | AdvisorShares Vice ETF | Small And Micro Capitalization Risk [Member]

Small- and Micro-Capitalization Risk. Security prices of small-cap companies may be more volatile than those of larger companies and, therefore, the Fund’s share price may be more volatile than it would be if it did not invest in small-cap companies. These risks are even greater for micro-cap companies.

Advisor Shares Vice E T F [Member] | AdvisorShares Vice ETF | Growth Investing Risk [Member]

Growth Investing Risk. Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Advisor Shares Vice E T F [Member] | AdvisorShares Vice ETF | Value Investing Risk [Member]

Value Investing Risk. Because the Fund may utilize a value style of investing, the Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Advisor’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is incorrect.

Advisor Shares Vice E T F [Member] | AdvisorShares Vice ETF | Consumer Staples Sector Risk [Member]

Consumer Staples Sector Risk. Consumer staples companies are subject to government regulation affecting their products which may negatively impact such companies’ performance. Also, the success of food, beverage, household and personal product companies may be strongly affected by consumer interest, marketing campaigns and other factors affecting supply and demand, including performance of the overall domestic and global economy, interest rates, competition and consumer confidence and spending.

Food, Beverage & Tobacco Industry Group Risk. Companies in the food, beverage & tobacco industry are very competitive and subject to a number of risks. Demographic and product trends, changing consumer preferences, nutritional and health-related concerns, competitive pricing, marketing campaigns, environmental factors, adverse changes in general economic conditions, government regulation, food inspection and processing control, consumer boycotts, risks of product tampering, product liability claims, and the availability and expense of liability insurance can affect the demand for, and success of, such companies’ products in the marketplace. Such companies also face risks associated with changing market prices as a result of, among other things, changes in government support and trading policies and agricultural conditions influencing the growth and harvest seasons. Tobacco companies in particular may be adversely affected by the adoption of proposed legislation and/or by litigation.

Advisor Shares Vice E T F [Member] | AdvisorShares Vice ETF | Gaming Companies Risk [Member]

Gaming Companies Risk. The Fund will be sensitive to, and its performance may depend to a greater extent on, the overall condition of the gaming industry. Companies in the gaming industry include those engaged in casino operations, racetrack operations, sports and horse race betting operations, online gaming operations and/or the provision of related equipment and technologies. Companies in the gaming industry face intense competition, both domestically and internationally. Companies in the gaming industry are also highly regulated, and state and federal legislative changes and licensing issues (as well as the laws of other countries) can significantly impact their ability to operate in certain jurisdictions, the activities in which such companies are allowed to engage and the profitability of companies in the industry. As a result, the securities of gaming companies owned by the Fund may react similarly to, and move in unison with, one another. Furthermore, certain jurisdictions may impose additional restrictions on securities issued by gaming companies organized or operated in such jurisdictions that may be held by the Fund. The gaming industry may also be negatively affected by changes in general economic conditions, consumer tastes and discretionary income levels, intense competition, technological developments that may cause these companies to become obsolete quickly, financial resources, markets or personnel. Certain companies in the gaming industry are highly leveraged and may experience financial difficulty. In addition, the gaming industry is characterized by the use of various forms of intellectual property, which are dependent upon patented technologies, trademarked brands and proprietary information. Companies operating in the gaming industry are subject to the risk of significant litigation regarding intellectual property rights, which may adversely affect and financially harm companies in which the Fund may invest.